Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Beacon Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 89.2%
	Aerospace & Defense 3.1%
	BAE Systems PLC	United Kingdom	12,866,872	$82,623,327
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,846,329	53,639
	Banks 8.4%
	ING Groep NV	Netherlands	8,921,267	45,701,000
	JPMorgan Chase & Co.	United States	721,930	64,995,358
	Standard Chartered PLC	United Kingdom	8,499,629	46,966,209
	Wells Fargo & Co.	United States	2,322,150	66,645,705
				224,308,272
	Beverages 0.3%
	Heineken NV	Netherlands	110,757	9,396,712
	Chemicals 2.2%
	BASF SE	Germany	1,233,060	57,619,946
	Communications Equipment 3.1%
	Cisco Systems Inc.	United States	2,098,742	82,501,548
	Consumer Finance 1.7%
	Capital One Financial Corp.	United States	911,398	45,952,687
	Diversified Financial Services 1.0%
[a]	M&G PLC	United Kingdom	18,795,677	26,130,192
	Diversified Telecommunication Services 1.0%
	Koninklijke KPN NV	Netherlands	10,798,142	25,815,760
	Electrical Equipment 3.3%
[a]	Sensata Technologies Holding PLC	United States	3,015,502	87,238,473
	Entertainment 3.6%
	The Walt Disney Co.	United States	983,800	95,035,080
	Equity Real Estate Investment Trusts (REITs) 2.2%
	Brixmor Property Group Inc.	United States	6,227,904	59,165,088
	Food Products 3.3%
	The Kraft Heinz Co.	United States	3,595,137	88,943,689
	Health Care Equipment & Supplies 4.3%
	Medtronic PLC	United States	1,265,630	114,134,513
	Health Care Providers & Services 2.1%
	Anthem Inc.	United States	244,636	55,542,157
	Insurance 2.4%
	The Hartford Financial Services Group Inc.	United States	1,789,700	63,069,028
	Interactive Media & Services 1.9%
[a]	Baidu Inc., ADR	China	504,347	50,833,134
	IT Services 3.2%
	Cognizant Technology Solutions Corp., A	United States	1,870,330	86,914,235
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media 6.3%
[a]	Charter Communications Inc., A	United States	215,087	$93,844,609
[a]	Discovery Inc., C	United States	4,077,023	71,510,984
[a]	iHeartMedia Inc., A	United States	416,304	3,043,182
[a,b]	iHeartMedia Inc., B	United States	7,025	43,650
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	418	3,055
				168,445,480
	Oil, Gas & Consumable Fuels 2.6%
	BP PLC	United Kingdom	12,930,353	52,996,772
	Caltex Australia Ltd.	Australia	1,128,582	15,474,187
				68,470,959
	Pharmaceuticals 16.2%
	Allergan PLC	United States	298,700	52,899,770
[a]	Elanco Animal Health Inc.	United States	499,076	11,174,312
	Eli Lilly & Co.	United States	588,112	81,582,897
	GlaxoSmithKline PLC	United Kingdom	6,044,376	113,353,718
	Merck & Co. Inc.	United States	1,081,529	83,212,841
	Novartis AG, ADR	Switzerland	1,093,280	90,140,936
				432,364,474
	Software 7.0%
[a]	Check Point Software Technologies Ltd.	Israel	824,312	82,876,329
	Oracle Corp.	United States	2,167,000	104,731,110
				187,607,439
	Technology Hardware, Storage & Peripherals 2.2%
	Western Digital Corp.	United States	1,392,100	57,939,202
	Textiles, Apparel & Luxury Goods 3.3%
	Cie Financiere Richemont SA	Switzerland	956,809	51,118,550
	Tapestry Inc.	United States	2,928,600	37,925,370
				89,043,920
	Thrifts & Mortgage Finance 0.4%
	Indiabulls Housing Finance Ltd.	India	8,676,627	11,105,894
	Tobacco 4.1%
	British American Tobacco PLC	United Kingdom	3,250,051	110,651,437
	Total Common Stocks and Other Equity Interests (Cost $2,622,630,856)			2,380,906,285

	Preferred Stocks 5.5%
	Automobiles 2.3%
[d]	Porsche Automobil Holding SE, 5.831%, pfd.	Germany	1,451,423	60,653,558
	Technology Hardware, Storage & Peripherals 3.2%
[d]	Samsung Electronics Co. Ltd., 3.534%, pfd.	South Korea	2,571,242	84,572,698
	Total Preferred Stocks (Cost $116,423,225)			145,226,256
  |  2

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
		Country	Principal Amount	Value
	Corporate Bonds, Notes and Senior Floating Rate Interests 1.6%
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	$14,878,000	$5,756,001
[e]	Veritas U.S. Inc., Term Loan B1, 5.95%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	17,121,251	14,638,669
[f]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	2,766,000	2,458,269
	senior note, 144A, 10.50%, 2/01/24	United States	22,708,000	19,330,071
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $44,705,844)			42,183,010
	Corporate Notes in Reorganization 0.4%
[g]	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	16,691,000	4,501,329
	senior note, 11.00%, 9/15/25	United States	23,907,000	6,395,123
	Total Corporate Notes in Reorganization (Cost $38,067,059)			10,896,452
			Shares
	Companies in Liquidation 0.0%†
[a,b,h]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	500,429	—
[a,b,h]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	46,282,735	25,455
[a,b,h]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	5,229,000	—
	Total Companies in Liquidation (Cost $1,456,075)			25,455
	Total Investments before Short Term Investments (Cost $2,823,283,059)			2,579,237,458
			Principal Amount
	Short Term Investments 2.3%
	U.S. Government and Agency Securities 1.8%
[i]	U.S. Treasury Bill,
	4/07/20	United States	$10,000,000	9,999,894
	[j] 5/21/20	United States	32,500,000	32,496,152
	[j] 5/28/20	United States	5,000,000	4,999,186
	Total U.S. Government and Agency Securities (Cost $47,413,280)			47,495,232
[k]	Repurchase Agreements (Cost $14,500,000) 0.5%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $14,500,000) Collateralized by U.S. Treasury Strips, 8/15/28 - 2/15/40 (valued at $14,790,000)	United States	14,500,000	14,500,000
	Total Investments (Cost $2,885,196,339) 99.0%			2,641,232,690
	Securities Sold Short (0.7)%			(19,708,372)
	Other Assets, less Liabilities 1.7%			47,470,718
	Net Assets 100.0%			$2,668,995,036
  |  3

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value
Securities Sold Short (Proceeds $19,775,446) (0.7)%
Common Stocks (0.7)%
Biotechnology (0.7)%
AbbVie Inc.	United States	258,674	$(19,708,372)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The coupon rate shown represents the rate at period end.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $21,788,340, representing 0.8% of net assets.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[i]The security was issued on a discount basis with no stated coupon rate.
[j]A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2020, the aggregate value of these securities amounted to $9,964,811, representing 0.4% of net assets.
[k]At March 31, 2020, all repurchase agreements had been entered into on that date.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	697	$96,268,769	6/15/20	$2,656,023
GBP/USD	Short	985	76,682,250	6/15/20	3,393,470
Total Futures Contracts					$6,049,493

*As of period end.

  |  4

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	9,983,861	$11,316,478	4/07/20	$ —	$(305,117)
Euro	BOFA	Buy	10,609,493	11,614,730	4/07/20	86,651	—
Euro	BONY	Buy	2,718,050	2,993,661	4/07/20	4,121	—
Euro	BONY	Buy	4,634,302	5,304,594	4/07/20	—	(193,347)
Euro	HSBK	Buy	5,866,124	6,409,861	4/07/20	59,982	—
Euro	HSBK	Buy	9,966,224	11,304,816	4/07/20	—	(312,907)
Euro	HSBK	Sell	1,081,059	1,204,124	4/07/20	11,807	—
Euro	SSBT	Buy	5,973,894	6,565,665	4/07/20	23,039	—
Euro	SSBT	Sell	31,433,239	35,201,606	4/07/20	533,381	—
Euro	UBSW	Buy	908,910	1,030,772	4/07/20	—	(28,321)
Euro	UBSW	Buy	6,914,259	7,553,472	4/07/20	72,376	—
Euro	UBSW	Sell	25,060,819	28,068,793	4/07/20	428,813	—
Australian Dollar	HSBK	Buy	3,532,461	2,099,793	4/14/20	70,362	—
Australian Dollar	HSBK	Buy	12,099,992	7,794,826	4/14/20	—	(361,241)
Australian Dollar	HSBK	Sell	835,151	499,130	4/14/20	—	(13,941)
Australian Dollar	HSBK	Sell	37,944,521	25,605,585	4/14/20	2,294,513	—
British Pound	BOFA	Buy	8,981,935	11,602,858	4/24/20	—	(447,165)
British Pound	BOFA	Sell	7,692,076	9,949,301	4/24/20	395,631	—
British Pound	HSBK	Buy	3,724,675	4,830,797	4/24/20	—	(204,697)
British Pound	HSBK	Sell	5,014,534	6,486,522	4/24/20	258,400	—
South Korean Won	HSBK	Buy	11,956,275,300	9,558,327	5/15/20	263,858	—
South Korean Won	HSBK	Buy	28,593,461,752	24,028,161	5/15/20	—	(538,382)
South Korean Won	HSBK	Sell	5,618,163,770	4,575,983	5/15/20	—	(39,387)
South Korean Won	HSBK	Sell	50,736,540,353	43,703,268	5/15/20	2,022,757	—
South Korean Won	UBSW	Buy	7,713,726,000	6,194,003	5/15/20	142,890	—
South Korean Won	UBSW	Buy	26,580,191,400	22,306,304	5/15/20	—	(470,444)
South Korean Won	UBSW	Sell	4,480,389,185	3,619,054	5/15/20	—	(61,625)
South Korean Won	UBSW	Sell	43,248,030,258	37,378,475	5/15/20	1,849,840	—
Euro	BONY	Buy	5,225,991	5,813,262	5/21/20	—	(39,216)
Euro	HSBK	Buy	2,338,954	2,661,695	5/21/20	—	(77,452)
Euro	HSBK	Buy	3,978,094	4,364,280	5/21/20	31,001	—
Euro	SSBT	Buy	10,240,181	11,589,731	5/21/20	—	(275,653)
Euro	SSBT	Sell	22,118,867	24,810,513	5/21/20	372,019	—
Euro	UBSW	Buy	13,786,862	15,628,455	5/21/20	—	(395,752)
Euro	UBSW	Sell	46,152,188	51,957,620	5/21/20	965,407	—
British Pound	BOFA	Buy	5,780,731	6,805,859	5/22/20	377,577	—
British Pound	BOFA	Buy	6,193,244	8,029,803	5/22/20	—	(333,756)
British Pound	BOFA	Sell	23,836,405	31,333,143	5/22/20	1,712,793	—
British Pound	HSBK	Buy	3,983,828	4,819,065	5/22/20	131,446	—
British Pound	HSBK	Buy	15,065,594	19,364,594	5/22/20	—	(643,305)
British Pound	HSBK	Sell	53,302,661	69,584,395	5/22/20	3,347,740	—
British Pound	SSBT	Buy	6,533,689	8,492,202	5/22/20	—	(373,101)
British Pound	UBSW	Buy	5,152,086	6,733,394	5/22/20	—	(331,145)
British Pound	UBSW	Sell	1,645,098	2,210,999	5/22/20	166,714	—
Euro	BOFA	Buy	1,402,464	1,519,777	7/15/20	32,688	—
  |  5

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Buy	2,772,699	$3,105,312	7/15/20	$ —	$(36,055)
Euro	BOFA	Sell	4,466,805	4,930,784	7/15/20	—	(13,776)
Euro	BONY	Buy	4,049,199	4,449,053	7/15/20	33,234	—
Euro	BONY	Buy	5,605,879	6,291,421	7/15/20	—	(85,957)
Euro	HSBK	Buy	2,825,068	3,173,200	7/15/20	—	(45,974)
Euro	HSBK	Sell	305,000	336,144	7/15/20	—	(1,478)
Euro	HSBK	Sell	29,394,673	33,036,289	7/15/20	497,662	—
Euro	SSBT	Sell	879,781	966,030	7/15/20	—	(7,850)
Euro	SSBT	Sell	19,394,673	21,819,783	7/15/20	350,722	—
Euro	UBSW	Buy	2,772,700	3,109,707	7/15/20	—	(40,449)
Euro	UBSW	Sell	3,156,341	3,492,018	7/15/20	—	(1,915)
British Pound	BOFA	Buy	3,000,000	3,803,310	7/16/20	—	(73,077)
British Pound	BOFA	Sell	3,154,793	3,815,817	7/16/20	—	(106,888)
British Pound	HSBK	Sell	14,604,375	19,110,481	7/16/20	951,239	—
British Pound	SSBT	Sell	12,632,192	16,506,548	7/16/20	799,540	—
South Korean Won	HSBK	Sell	30,613,956,521	26,337,592	7/17/20	1,116,634	—
South Korean Won	UBSW	Buy	10,014,987,590	8,339,012	7/17/20	—	(88,279)
South Korean Won	UBSW	Sell	51,410,643,810	44,181,681	7/17/20	1,827,608	—
British Pound	BOFA	Buy	3,054,109	3,873,191	8/14/20	—	(74,984)
British Pound	HSBK	Buy	8,042,667	9,886,046	8/14/20	116,122	—
British Pound	HSBK	Sell	19,977,809	26,019,598	8/14/20	1,174,430	—
British Pound	SSBT	Sell	19,977,809	26,023,494	8/14/20	1,178,326	—
Euro	BOFA	Buy	4,825,067	5,423,569	8/18/20	—	(77,146)
Euro	BOFA	Sell	1,478,540	1,620,486	8/18/20	—	(17,813)
Euro	BONY	Sell	3,202,321	3,490,017	8/18/20	—	(58,319)
Euro	HSBK	Buy	2,000,000	2,248,700	8/18/20	—	(32,597)
Euro	HSBK	Sell	2,002,201	2,229,791	8/18/20	11,249	—
Euro	HSBK	Sell	4,095,713	4,481,633	8/18/20	—	(56,629)
Euro	UBSW	Sell	14,235,514	15,611,056	8/18/20	—	(162,626)
Total Forward Exchange Contracts						$23,712,572	$(6,427,766)
Net unrealized appreciation (depreciation)						$17,284,806

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  6

Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual European Fund
		Country	Shares	Value
	Common Stocks 89.7%
	Aerospace & Defense 2.6%
	BAE Systems PLC	United Kingdom	3,303,112	$21,210,602
	Auto Components 3.5%
	Cie Generale des Etablissements Michelin SCA	France	330,746	28,960,444
	Banks 10.7%
	AIB Group PLC	Ireland	866,051	960,040
	Barclays PLC	United Kingdom	16,511,539	18,753,668
	CaixaBank SA	Spain	5,720,550	10,583,608
	ING Groep NV	Netherlands	3,424,039	17,540,334
	Standard Chartered PLC	United Kingdom	4,333,652	23,946,364
	UniCredit SpA	Italy	2,221,742	17,184,022
				88,968,036
	Beverages 2.2%
	Anheuser-Busch InBev SA/NV	Belgium	322,229	14,228,937
	Diageo PLC	United Kingdom	83,470	2,645,302
	Heineken NV	Netherlands	17,774	1,507,960
				18,382,199
	Chemicals 4.5%
	BASF SE	Germany	459,069	21,451,941
	Covestro AG	Germany	522,678	15,858,001
				37,309,942
	Commercial Services & Supplies 1.1%
	G4S PLC	United Kingdom	8,137,683	9,250,605
	Construction Materials 5.8%
	HeidelbergCement AG	Germany	389,156	16,621,412
	LafargeHolcim Ltd., B	Switzerland	857,508	31,277,223
				47,898,635
	Diversified Financial Services 0.7%
[a]	M&G PLC	United Kingdom	4,238,725	5,892,775
	Diversified Telecommunication Services 4.6%
	Hellenic Telecommunications Organization SA	Greece	2,797,335	33,866,071
	Koninklijke KPN NV	Netherlands	1,643,695	3,929,679
				37,795,750
	Energy Equipment & Services 0.9%
	Tenaris SA, ADR	Italy	635,416	7,656,763
	Health Care Providers & Services 1.7%
	Fresenius SE and Co. KGaA	Germany	368,256	13,707,429
	Hotels, Restaurants & Leisure 2.7%
	Accor SA	France	834,577	22,415,678
	Household Durables 1.2%
	Husqvarna AB, B	Sweden	2,085,623	10,355,513
	Household Products 2.5%
	Reckitt Benckiser Group PLC	United Kingdom	277,314	21,112,647
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Industrial Conglomerates 1.4%
	Siemens AG	Germany	143,434	$12,007,187
	Insurance 8.3%
	ASR Nederland NV	Netherlands	827,060	20,789,404
	Direct Line Insurance Group PLC	United Kingdom	6,791,143	24,778,462
	NN Group NV	Netherlands	855,360	23,238,730
				68,806,596
	Machinery 5.1%
	CNH Industrial NV	United Kingdom	2,270,191	12,925,882
	CNH Industrial NV, special voting	United Kingdom	833,461	4,745,512
	Vossloh AG	Germany	500,980	17,178,683
	Weir Group PLC	United Kingdom	848,675	7,543,967
				42,394,044
	Oil, Gas & Consumable Fuels 7.7%
	BP PLC	United Kingdom	6,763,906	27,722,768
[a]	Cairn Energy PLC	United Kingdom	11,140,689	10,554,705
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	370,119	6,416,466
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,095,418	19,020,709
				63,714,648
	Pharmaceuticals 7.0%
	GlaxoSmithKline PLC	United Kingdom	1,498,385	28,100,090
	Novartis AG	Switzerland	360,966	29,763,793
				57,863,883
	Road & Rail 0.0%
[a,b,c,d]	Euro Wagon LP	Jersey Islands	16,127,149	—
	Software 2.2%
	Avast PLC	United Kingdom	3,788,433	18,305,592
	Specialty Retail 2.0%
	Dufry AG	Switzerland	255,528	7,838,140
	Hornbach Holding AG & Co. KGaA	Germany	210,726	8,812,645
				16,650,785
	Textiles, Apparel & Luxury Goods 1.7%
	Cie Financiere Richemont SA	Switzerland	267,925	14,314,181
	Tobacco 2.8%
	British American Tobacco PLC	United Kingdom	680,360	23,163,579
	Trading Companies & Distributors 4.6%
	Kloeckner & Co. SE	Germany	3,031,653	11,040,830
	Rexel SA	France	3,727,550	27,439,849
				38,480,679
	Wireless Telecommunication Services 2.2%
	Vodafone Group PLC	United Kingdom	13,037,600	18,026,630
	Total Common Stocks (Cost $1,133,566,327)			744,644,822
  |  8

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
		Country	Shares	Value
	Preferred Stocks 4.7%
	Auto Components 1.6%
[e]	Schaeffler AG, 10.092%, pfd.	Germany	2,198,258	$13,208,792
	Automobiles 3.1%
[e]	Volkswagen AG, 4.653%, pfd.	Germany	221,849	25,549,299
	Total Preferred Stocks (Cost $60,002,801)			38,758,091
	Total Investments before Short Term Investments (Cost $1,193,569,128)			783,402,913
			Principal Amount
	Short Term Investments 1.9%
	U.S. Government and Agency Securities (Cost $5,905,221) 0.7%
[f,g]	U.S. Treasury Bill, 5/21/20 - 5/28/20	United States	$5,919,000	5,918,188
[h]	Repurchase Agreements (Cost $9,900,000) 1.2%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $9,900,000) Collateralized by U.S. Treasury Strips, 5/15/21 - 8/15/47 (valued at $10,098,000)	United States	9,900,000	9,900,000
	Total Investments (Cost $1,209,374,349) 96.3%			799,221,101
	Other Assets, less Liabilities 3.7%			30,603,527
	Net Assets 100.0%			$829,824,628

[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The security was issued on a discount basis with no stated coupon rate.
[g]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2020, the aggregate value of these securities pledged amounted to $12,003, representing less than 0.1% of net assets.
[h]At March 31, 2020, all repurchase agreements had been entered into on that date.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	1,599	$220,851,881	6/15/20	$6,135,155
GBP/USD	Short	1,585	123,392,250	6/15/20	5,259,337
Total Futures Contracts					$11,394,492

*As of period end.

  |  9

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	5,793,020	$6,300,798	4/07/20	$88,416	$ —
Euro	BOFA	Buy	30,752,925	34,653,362	4/07/20	—	(735,468)
Euro	BONY	Buy	97,632	107,532	4/07/20	148	—
Euro	BONY	Buy	9,061,667	10,372,319	4/07/20	—	(378,061)
Euro	HSBK	Buy	743,697	810,471	4/07/20	9,765	—
Euro	HSBK	Buy	21,117,206	23,902,666	4/07/20	—	(612,161)
Euro	SSBT	Buy	87,694	96,483	4/07/20	236	—
Euro	SSBT	Buy	4,299,715	4,775,820	4/07/20	—	(33,595)
Euro	SSBT	Sell	40,266,052	45,099,307	4/07/20	689,229	—
Euro	UBSW	Buy	3,043,772	3,318,516	4/07/20	38,508	—
Euro	UBSW	Buy	5,534,779	6,218,555	4/07/20	—	(114,157)
Euro	UBSW	Sell	40,266,052	45,099,066	4/07/20	688,988	—
Swiss Franc	HSBK	Buy	12,047,847	12,771,877	4/14/20	—	(251,946)
Swiss Franc	HSBK	Sell	50,797,235	54,785,215	4/14/20	1,997,540	—
Swedish Krona	HSBK	Buy	12,463,775	1,251,982	4/20/20	5,397	—
Swedish Krona	HSBK	Buy	49,818,169	5,183,667	4/20/20	—	(157,876)
Swedish Krona	HSBK	Sell	12,051,850	1,199,828	4/20/20	—	(15,996)
Swedish Krona	HSBK	Sell	153,183,170	15,912,076	4/20/20	458,545	—
Swedish Krona	SSBT	Buy	9,700,700	1,002,287	4/20/20	—	(23,654)
British Pound	BOFA	Buy	23,055,824	29,851,156	4/24/20	—	(1,215,496)
British Pound	BOFA	Sell	5,134,163	6,648,541	4/24/20	271,836	—
British Pound	HSBK	Buy	21,292,564	27,551,156	4/24/20	—	(1,105,486)
British Pound	HSBK	Sell	44,393,484	57,685,826	4/24/20	2,548,483	—
British Pound	SSBT	Buy	5,179,259	6,743,282	4/24/20	—	(310,568)
Euro	BONY	Buy	3,058,841	3,402,578	5/21/20	—	(22,953)
Euro	HSBK	Buy	5,258,672	5,924,525	5/21/20	—	(114,372)
Euro	SSBT	Buy	23,053,465	26,122,298	5/21/20	—	(651,194)
Euro	SSBT	Sell	38,230,845	42,860,983	5/21/20	620,833	—
Euro	UBSW	Buy	9,061,667	10,390,742	5/21/20	—	(378,769)
Euro	UBSW	Sell	38,230,845	42,864,233	5/21/20	624,082	—
British Pound	BOFA	Buy	2,686,912	3,110,478	5/22/20	228,420	—
British Pound	BOFA	Buy	3,000,000	3,801,780	5/22/20	—	(73,824)
British Pound	BOFA	Sell	23,966,033	31,444,297	5/22/20	1,662,860	—
British Pound	HSBK	Buy	777,625	940,660	5/22/20	25,658	—
British Pound	HSBK	Buy	25,206,841	32,197,768	5/22/20	—	(874,438)
British Pound	HSBK	Sell	26,076,792	33,963,025	5/22/20	1,558,651	—
British Pound	SSBT	Buy	12,790,866	16,519,766	5/22/20	—	(625,172)
British Pound	UBSW	Buy	7,494,142	9,797,428	5/22/20	—	(484,820)
British Pound	UBSW	Sell	5,401,010	7,181,404	5/22/20	469,828	—
Euro	BOFA	Buy	328,438	362,650	7/15/20	916	—
Euro	BOFA	Buy	12,651,522	14,190,154	7/15/20	—	(185,467)
Euro	BOFA	Sell	189,835	210,957	7/15/20	819	—
Euro	BOFA	Sell	6,713,337	7,424,635	7/15/20	—	(6,737)
Euro	BONY	Buy	5,357,448	5,886,490	7/15/20	43,972	—
Euro	BONY	Buy	8,453,064	9,486,789	7/15/20	—	(129,615)
  |  10

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Buy	5,263,370	$5,791,507	7/15/20	$34,815	$ —
Euro	HSBK	Buy	7,275,684	8,172,267	7/15/20	—	(118,400)
Euro	HSBK	Sell	73,672,886	82,891,574	7/15/20	1,338,889	—
Euro	SSBT	Sell	73,672,886	82,884,944	7/15/20	1,332,259	—
Euro	UBSW	Buy	13,828,902	15,519,145	7/15/20	—	(211,150)
Euro	UBSW	Sell	6,713,338	7,427,301	7/15/20	—	(4,072)
British Pound	BOFA	Sell	2,005,492	2,425,703	7/16/20	—	(67,948)
British Pound	HSBK	Buy	5,000,000	6,347,050	7/16/20	—	(129,994)
British Pound	HSBK	Sell	7,840,570	10,246,738	7/16/20	497,686	—
British Pound	SSBT	Sell	7,190,570	9,395,954	7/16/20	455,119	—
British Pound	BOFA	Buy	4,647,479	5,553,612	8/14/20	226,171	—
British Pound	BOFA	Buy	8,421,427	10,679,970	8/14/20	—	(206,761)
British Pound	HSBK	Buy	5,552,452	6,825,074	8/14/20	80,168	—
British Pound	HSBK	Sell	40,040,937	52,150,317	8/14/20	2,353,876	—
British Pound	SSBT	Sell	936,303	1,103,246	8/14/20	—	(61,176)
British Pound	SSBT	Sell	40,040,937	52,158,125	8/14/20	2,361,684	—
Euro	BOFA	Sell	3,395,225	3,724,609	8/18/20	—	(37,476)
Euro	BONY	Sell	8,547,459	9,315,362	8/18/20	—	(155,662)
Euro	HSBK	Sell	1,124,252	1,252,046	8/18/20	6,317	—
Euro	HSBK	Sell	8,652,398	9,440,812	8/18/20	—	(146,490)
Euro	UBSW	Sell	10,201,284	11,156,155	8/18/20	—	(147,391)
Total Forward Exchange Contracts						$20,720,114	$(9,788,345)
Net unrealized appreciation (depreciation)						$10,931,769

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  11

Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Financial Services Fund
		Country	Shares	Value
	Common Stocks 92.6%
	Banks 35.5%
[a]	AB&T Financial Corp.	United States	226,100	$96,093
	AIB Group PLC	Ireland	2,267,537	2,513,623
	Barclays PLC	United Kingdom	6,738,575	7,653,617
[b,c]	BAWAG Group AG, 144A	Austria	220,031	6,136,150
	BNP Paribas SA	France	132,299	3,861,450
	CaixaBank SA	Spain	3,048,869	5,640,722
	CIT Group Inc.	United States	4,043	69,782
	Citigroup Inc.	United States	46,010	1,937,941
	Citizens Financial Group Inc.	United States	501,700	9,436,977
[b]	Credito Valtellinese SpA	Italy	133,301,960	7,105,537
	First Horizon National Corp.	United States	553,729	4,463,056
	ING Groep NV	Netherlands	1,565,167	8,017,885
	JPMorgan Chase & Co.	United States	46,880	4,220,606
	Shinsei Bank Ltd.	Japan	382,511	5,128,838
	Southern National Bancorp of Virginia Inc.	United States	649,760	6,393,638
	Standard Chartered PLC	United Kingdom	1,298,159	7,173,208
	Synovus Financial Corp.	United States	300,311	5,273,461
	UniCredit SpA	Italy	663,877	5,134,744
	Wells Fargo & Co.	United States	216,570	6,215,559
				96,472,887
	Capital Markets 5.9%
	Credit Suisse Group AG	Switzerland	712,449	5,747,438
	Deutsche Bank AG	Germany	1,302,130	8,275,498
	Guotai Junan Securities Co. Ltd.	China	1,396,063	2,078,072
				16,101,008
	Consumer Finance 4.9%
	Capital One Financial Corp.	United States	186,210	9,388,708
	Sun Hung Kai & Co. Ltd.	Hong Kong	10,576,704	3,983,667
				13,372,375
	Diversified Financial Services 6.2%
[b]	M&G PLC	United Kingdom	2,775,972	3,859,222
	Voya Financial Inc.	United States	322,150	13,063,182
				16,922,404
	Household Durables 1.8%
	Cairn Homes PLC	Ireland	6,659,782	4,944,118
	Insurance 35.7%
	Alleghany Corp.	United States	21,947	12,122,425
	American International Group Inc.	United States	129,758	3,146,632
	ASR Nederland NV	Netherlands	373,840	9,397,034
	China Pacific Insurance Group Co. Ltd., H	China	1,238,600	3,746,483
	Direct Line Insurance Group PLC	United Kingdom	2,460,898	8,978,940
	Everest Re Group Ltd.	United States	60,600	11,660,652
	The Hartford Financial Services Group Inc.	United States	356,472	12,562,073
[b]	International General Insurance Holdings Ltd	Jordan	868,655	6,949,240
	MetLife Inc.	United States	164,070	5,015,620
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	NN Group NV	Netherlands	384,656	$10,450,474
	RSA Insurance Group PLC	United Kingdom	1,581,336	8,247,409
	T&D Holdings Inc.	Japan	563,469	4,631,611
				96,908,593
	Real Estate Management & Development 2.0%
[b]	Dolphin Capital Investors Ltd.	Greece	3,979,650	112,443
	Kenedix Inc.	Japan	1,350,600	5,148,970
				5,261,413
	Thrifts & Mortgage Finance 0.6%
	Indiabulls Housing Finance Ltd.	India	1,200,419	1,536,510
	Total Common Stocks (Cost $391,970,395)			251,519,308
			Principal Amount
	Short Term Investments 5.3%
	U.S. Government and Agency Securities 1.1%
[d]	U.S. Treasury Bill,
	4/07/20	United States	$1,500,000	1,499,984
	[e] 6/11/20	United States	1,500,000	1,499,689
	Total U.S. Government and Agency Securities (Cost $2,998,979)			2,999,673
[f]	Repurchase Agreements (Cost $11,400,000) 4.2%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $11,400,000) Collateralized by U.S. Treasury Notes, Index Linked, 0.375%, 7/15/25; and U.S. Treasury Strips, 8/15/20 - 2/15/45 (valued at $11,628,000)	United States	11,400,000	11,400,000
	Total Investments (Cost $406,369,374) 97.9%			265,918,981
	Other Assets, less Liabilities 2.1%			5,742,659
	Net Assets 100.0%			$271,661,640

[a]See Note 7 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $6,136,150, representing 2.3% of net assets.
[d]The security was issued on a discount basis with no stated coupon rate.
[e]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2020, the value of this security pledged amounted to $886,816, representing 0.3% of net assets.
[f]At March 31, 2020, all repurchase agreements had been entered into on that date.
  |  13

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	146	$20,165,338	6/15/20	$555,781
GBP/USD	Short	118	9,186,300	6/15/20	374,520
Total Futures Contracts					$930,301

*As of period end.

At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	2,045,632	$2,245,402	4/07/20	$10,760	$ —
Euro	BONY	Buy	837,889	922,850	4/07/20	1,270	—
Euro	HSBK	Buy	668,344	729,174	4/07/20	7,953	—
Euro	HSBK	Sell	604,415	674,697	4/07/20	8,077	—
Euro	SSBT	Buy	768,192	843,670	4/07/20	3,581	—
Euro	SSBT	Sell	1,928,286	2,159,744	4/07/20	33,006	—
Euro	UBSW	Buy	886,861	966,086	4/07/20	12,048	—
Euro	UBSW	Sell	2,674,217	2,991,684	4/07/20	42,247	—
Swiss Franc	HSBK	Buy	1,736,915	1,840,023	4/14/20	—	(35,048)
Swiss Franc	HSBK	Sell	872,654	898,109	4/14/20	—	(8,739)
Swiss Franc	HSBK	Sell	6,352,195	6,850,892	4/14/20	249,792	—
Japanese Yen	UBSW	Buy	677,490,103	6,173,991	4/20/20	132,732	—
Japanese Yen	UBSW	Buy	1,168,111,569	11,126,156	4/20/20	—	(252,261)
Japanese Yen	UBSW	Sell	3,445,918,073	31,477,351	4/20/20	—	(600,539)
British Pound	BOFA	Buy	2,177,026	2,815,508	4/24/20	—	(111,610)
British Pound	BOFA	Sell	55,773	72,221	4/24/20	2,951	—
British Pound	HSBK	Buy	777,998	1,013,868	4/24/20	—	(47,583)
British Pound	HSBK	Sell	2,899,252	3,756,679	4/24/20	155,766	—
Euro	BOFA	Buy	2,773,149	3,164,936	5/21/20	—	(100,965)
Euro	BOFA	Sell	2,625,897	2,939,758	5/21/20	38,481	—
Euro	BONY	Buy	1,583,028	1,815,095	5/21/20	—	(66,054)
Euro	HSBK	Buy	481,636	531,376	5/21/20	770	—
Euro	HSBK	Buy	5,737,457	6,494,847	5/21/20	—	(155,699)
Euro	HSBK	Sell	864,630	965,644	5/21/20	10,340	—
Euro	SSBT	Buy	632,043	697,334	5/21/20	992	—
Euro	SSBT	Buy	1,583,028	1,815,290	5/21/20	—	(66,248)
Euro	SSBT	Sell	6,567,050	7,362,346	5/21/20	106,603	—
Euro	UBSW	Buy	632,043	697,305	5/21/20	1,021	—
Euro	UBSW	Buy	2,640,455	3,016,533	5/21/20	—	(99,170)
Euro	UBSW	Sell	6,005,261	6,737,027	5/21/20	101,988	—
British Pound	BOFA	Buy	171,801	198,885	5/22/20	14,606	—
  |  14

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BOFA	Buy	2,417,825	$3,129,617	5/22/20	$ —	$(125,102)
British Pound	BOFA	Sell	3,797,181	5,018,056	5/22/20	299,480	—
British Pound	HSBK	Buy	1,459,703	1,893,667	5/22/20	—	(79,764)
British Pound	HSBK	Sell	1,148,165	1,526,624	5/22/20	99,853	—
British Pound	SSBT	Buy	890,271	1,159,435	5/22/20	—	(53,139)
British Pound	UBSW	Sell	335,350	450,708	5/22/20	33,984	—
Euro	BOFA	Buy	121,188	133,812	7/15/20	338	—
Euro	BOFA	Buy	2,726,278	3,057,781	7/15/20	—	(39,909)
Euro	BOFA	Sell	83,843	93,172	7/15/20	362	—
Euro	BOFA	Sell	3,699,196	4,079,114	7/15/20	—	(15,735)
Euro	BONY	Buy	722,104	793,411	7/15/20	5,927	—
Euro	BONY	Buy	1,798,310	2,018,225	7/15/20	—	(27,574)
Euro	HSBK	Buy	709,424	780,609	7/15/20	4,693	—
Euro	HSBK	Buy	2,050,429	2,310,235	7/15/20	—	(40,498)
Euro	HSBK	Sell	4,459,258	4,929,198	7/15/20	—	(7,006)
Euro	HSBK	Sell	16,334,652	18,378,607	7/15/20	296,857	—
Euro	SSBT	Buy	2,035,772	2,286,137	7/15/20	—	(32,626)
Euro	SSBT	Sell	1,173,884	1,292,567	7/15/20	—	(6,871)
Euro	SSBT	Sell	17,380,237	19,542,697	7/15/20	303,530	—
Euro	UBSW	Buy	4,085,242	4,603,476	7/15/20	—	(81,290)
Euro	UBSW	Sell	740,000	819,805	7/15/20	657	—
Euro	UBSW	Sell	754,782	835,053	7/15/20	—	(458)
British Pound	BOFA	Sell	1,396,131	1,688,662	7/16/20	—	(47,303)
British Pound	BOFA	Buy	398,289	475,945	8/14/20	19,383	—
British Pound	BOFA	Buy	871,496	1,105,222	8/14/20	—	(21,397)
British Pound	BOFA	Sell	200,788	249,805	8/14/20	97	—
British Pound	HSBK	Buy	1,961,395	2,410,947	8/14/20	28,319	—
British Pound	HSBK	Buy	2,278,529	2,856,812	8/14/20	—	(23,145)
British Pound	HSBK	Sell	284,360	337,109	8/14/20	—	(16,532)
British Pound	HSBK	Sell	11,227,458	14,622,922	8/14/20	660,026	—
British Pound	SSBT	Sell	324,106	381,894	8/14/20	—	(21,177)
British Pound	SSBT	Sell	11,227,458	14,625,111	8/14/20	662,215	—
British Pound	UBSW	Buy	1,192,517	1,565,499	8/14/20	—	(82,440)
Euro	BOFA	Sell	2,095,386	2,296,774	8/18/20	—	(25,022)
Euro	BONY	Sell	1,854,856	2,021,496	8/18/20	—	(33,780)
Euro	BONY	Sell	2,975,000	3,317,422	8/18/20	20,969	—
Euro	HSBK	Sell	94,061	104,753	8/18/20	528	—
Euro	HSBK	Sell	3,462,069	3,772,869	8/18/20	—	(63,280)
Euro	UBSW	Sell	3,635,069	3,980,911	8/18/20	—	(46,935)
Total Forward Exchange Contracts						$3,372,202	$(2,434,899)
Net unrealized appreciation (depreciation)						$937,303

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  15

Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Global Discovery Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 92.4%
	Aerospace & Defense 1.4%
	BAE Systems PLC	United Kingdom	21,813,405	$140,072,592
	Auto Components 0.0%†
	Cie Generale des Etablissements Michelin SCA	France	12,904	1,129,887
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	3,819,425	71,977
				1,201,864
	Automobiles 1.1%
	General Motors Co.	United States	5,350,852	111,190,705
	Banks 7.9%
	AIB Group PLC	Ireland	516,975	573,080
	CIT Group Inc.	United States	121,354	2,094,570
	Citigroup Inc.	United States	2,029,040	85,463,165
	Citizens Financial Group Inc.	United States	4,853,710	91,298,285
[a]	Credito Valtellinese SpA	Italy	25,464,429	1,357,358
	First Horizon National Corp.	United States	7,743,203	62,410,216
	ING Groep NV	Netherlands	19,138,491	98,040,802
	JPMorgan Chase & Co.	United States	1,676,856	150,967,345
	Standard Chartered PLC	United Kingdom	21,802,525	120,473,723
	Wells Fargo & Co.	United States	6,026,804	172,969,275
				785,647,819
	Beverages 0.2%
	Heineken NV	Netherlands	208,227	17,666,145
	Building Products 1.7%
	Johnson Controls International PLC	United States	6,119,300	164,976,328
	Capital Markets 2.7%
	Credit Suisse Group AG	Switzerland	16,988,277	137,047,095
	Deutsche Bank AG	Germany	10,513,763	66,818,689
	Guotai Junan Securities Co. Ltd.	China	41,520,689	61,804,512
				265,670,296
	Chemicals 2.3%
	BASF SE	Germany	2,980,897	139,295,024
	Covestro AG	Germany	2,915,166	88,445,860
				227,740,884
	Communications Equipment 1.1%
	Cisco Systems Inc.	United States	2,838,530	111,582,614
	Construction Materials 1.4%
	LafargeHolcim Ltd., B	Switzerland	3,726,174	135,910,542
	Consumer Finance 1.1%
	Capital One Financial Corp.	United States	2,190,465	110,443,245
	Containers & Packaging 1.1%
	International Paper Co.	United States	3,679,148	114,531,877
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  16

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services 1.8%
[a]	Berkshire Hathaway Inc., B	United States	41,734	$7,630,227
[a]	M&G PLC	United Kingdom	24,508,843	34,072,770
	Voya Financial Inc.	United States	3,426,353	138,938,614
				180,641,611
	Diversified Telecommunication Services 0.6%
	Koninklijke KPN NV	Netherlands	23,139,811	55,321,722
	Energy Equipment & Services 0.6%
	Schlumberger Ltd.	United States	4,741,000	63,956,090
	Entertainment 2.5%
	The Walt Disney Co.	United States	2,621,361	253,223,473
	Food & Staples Retailing 1.3%
	Walgreens Boots Alliance Inc.	United States	2,833,972	129,654,219
	Food Products 1.9%
	The Kraft Heinz Co.	United States	7,582,400	187,588,576
	Health Care Equipment & Supplies 3.6%
	Medtronic PLC	United States	3,987,784	359,618,361
	Health Care Providers & Services 3.3%
	Anthem Inc.	United States	402,928	91,480,773
	CVS Health Corp.	United States	3,993,966	236,962,003
				328,442,776
	Hotels, Restaurants & Leisure 1.6%
	Accor SA	France	5,801,488	155,820,600
	Household Durables 0.0%†
	Cairn Homes PLC	Ireland	1,397,177	1,037,242
	Industrial Conglomerates 1.4%
	General Electric Co.	United States	16,950,050	134,583,397
	Insurance 8.4%
	Alleghany Corp.	United States	76,761	42,398,938
	American International Group Inc.	United States	4,787,601	116,099,324
	ASR Nederland NV	Netherlands	51,344	1,290,609
	China Pacific Insurance Group Co. Ltd., H	China	45,099,632	136,416,112
	Direct Line Insurance Group PLC	United Kingdom	668,514	2,439,169
	Everest Re Group Ltd.	United States	282,300	54,320,166
	The Hartford Financial Services Group Inc.	United States	5,759,287	202,957,274
	NN Group NV	Netherlands	7,637,416	207,496,086
	RSA Insurance Group PLC	United Kingdom	13,734,213	71,630,365
	T&D Holdings Inc.	Japan	225,033	1,849,730
				836,897,773
	Interactive Media & Services 0.0%†
[a]	Baidu Inc., ADR	China	16,131	1,625,843
	IT Services 1.6%
	Cognizant Technology Solutions Corp., A	United States	3,420,390	158,945,523
  |  17

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Machinery 0.7%
	CNH Industrial NV	United Kingdom	5,804,196	$33,047,595
	CNH Industrial NV, special voting	United Kingdom	7,338,645	41,784,352
				74,831,947
	Media 2.7%
[a]	Charter Communications Inc., A	United States	521,865	227,694,918
[a]	DISH Network Corp., A	United States	1,147,417	22,936,866
[a]	iHeartMedia Inc., A	United States	2,634,302	19,256,748
[a,b]	iHeartMedia Inc., B	United States	44,430	276,066
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	292	2,134
				270,166,732
	Oil, Gas & Consumable Fuels 9.1%
	BP PLC	United Kingdom	43,368,646	177,752,165
	Caltex Australia Ltd.	Australia	3,487,907	47,823,307
	Canadian Natural Resources Ltd.	Canada	7,907,600	108,150,124
	Crescent Point Energy Corp.	Canada	19,820,000	15,349,059
	JXTG Holdings Inc.	Japan	23,391,167	80,518,946
	Kinder Morgan Inc.	United States	15,908,858	221,451,303
	Plains All American Pipeline LP	United States	1,764,979	9,319,089
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	2,310,469	40,054,807
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	107,042,398
	Royal Dutch Shell PLC, B	United Kingdom	79,534	1,333,356
	The Williams Cos. Inc.	United States	7,092,835	100,363,615
				909,158,169
	Pharmaceuticals 13.7%
	Allergan PLC	United States	739,800	131,018,580
[a]	Elanco Animal Health Inc.	United States	800,394	17,920,822
	Eli Lilly & Co.	United States	1,727,117	239,585,670
	GlaxoSmithKline PLC	United Kingdom	20,063,167	376,256,305
	Merck & Co. Inc.	United States	3,659,473	281,559,853
	Novartis AG	Switzerland	31,288	2,579,882
	Novartis AG, ADR	Switzerland	3,865,176	318,683,761
				1,367,604,873
	Real Estate Management & Development 0.0%†
	Kenedix Inc.	Japan	243,134	926,914
	Semiconductors & Semiconductor Equipment 0.9%
[a]	Renesas Electronics Corp.	Japan	23,972,779	86,711,712
	Software 4.0%
[a]	Avaya Holdings Corp.	United States	537	4,344
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	401,411	64,226
[a]	Check Point Software Technologies Ltd.	Israel	2,433,172	244,631,113
	Oracle Corp.	United States	3,083,000	149,001,390
				393,701,073
  |  18

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Specialty Retail 0.3%
	Dufry AG	Switzerland	1,141,747	$35,022,280
	Technology Hardware, Storage & Peripherals 5.0%
	Hewlett Packard Enterprise Co.	United States	10,039,360	97,482,186
	Samsung Electronics Co. Ltd.	South Korea	7,324,785	286,887,162
	Western Digital Corp.	United States	2,664,171	110,882,797
				495,252,145
	Textiles, Apparel & Luxury Goods 0.8%
	Cie Financiere Richemont SA	Switzerland	1,537,099	82,121,167
	Tobacco 3.8%
	Altria Group Inc.	United States	2,606,727	100,802,133
	British American Tobacco PLC	United Kingdom	5,861,984	199,577,469
	British American Tobacco PLC, ADR	United Kingdom	2,178,905	74,496,762
				374,876,364
	Trading Companies & Distributors 0.0%†
	Rexel SA	France	101,939	750,410
	Wireless Telecommunication Services 0.8%
	Vodafone Group PLC	United Kingdom	54,326,638	75,115,527
	Total Common Stocks and Other Equity Interests (Cost $10,578,734,708)			9,200,231,430

	Preferred Stocks (Cost $392,271,160) 2.2%
	Automobiles 2.2%
[d]	Volkswagen AG, 4.653%, pfd.	Germany	1,904,580	219,341,459
			Principal Amount
	Corporate Bonds (Cost $21,240,570) 0.2%
	Oil, Gas & Consumable Fuels 0.2%
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	$54,463,000	21,070,645
	Corporate Notes in Reorganization 0.7%
[e]	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	117,895,000	31,794,631
	senior note, 11.00%, 9/15/25	United States	133,179,000	35,625,383
	Total Corporate Notes in Reorganization (Cost $234,025,004)			67,420,014
  |  19

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,b,f]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	1,295,342	$ —
[a,b,f]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	142,325,613	78,279
[a,b,f]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	30,996,000	—
	Total Companies in Liquidation (Cost $4,500,343)			78,279
	Total Investments before Short Term Investments (Cost $11,230,771,785)			9,508,141,827
			Principal Amount
	Short Term Investments 3.5%
	U.S. Government and Agency Securities 3.0%
[g]	U.S. Treasury Bill,
	4/07/20 - 7/16/20	United States	$240,000,000	239,971,819
	[h] 5/28/20 - 7/23/20	United States	60,000,000	59,983,267
	Total U.S. Government and Agency Securities (Cost $299,194,443)			299,955,086
[i]	Repurchase Agreements (Cost $45,100,000) 0.5%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $45,100,000) Collateralized by U.S. Treasury Notes, Index Linked, 0.375%, 7/15/25; U.S. Treasury Strips, 11/15/23 - 11/15/42 (valued at $46,002,000)	United States	45,100,000	45,100,000
	Total Investments (Cost $11,575,066,228) 99.0%			9,853,196,913
	Securities Sold Short (0.5)%			(48,812,419)
	Other Assets, less Liabilities 1.5%			149,105,151
	Net Assets 100.0%			$9,953,489,645
			Shares
	Securities Sold Short (Proceeds $46,496,765) (0.5)%
	Common Stocks (0.5)%
	Biotechnology (0.5)%
	AbbVie Inc.	United States	640,667	(48,812,419)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[g]The security was issued on a discount basis with no stated coupon rate.
[h]A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2020, the aggregate value of these securities pledged amounted to $24,985,640, representing 0.3% of net assets.
[i]At March 31, 2020, all repurchase agreements had been entered into on that date.
  |  20

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	4,656	$643,080,900	6/15/20	$17,942,501
GBP/USD	Short	3,641	283,451,850	6/15/20	12,431,365
Total Futures Contracts					$30,373,866

*As of period end.

At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	26,762,457	$30,550,385	4/07/20	$ —	$(1,033,641)
Euro	BOFA	Buy	38,455,019	42,214,402	4/07/20	198,259	—
Euro	BONY	Buy	16,102,609	17,735,413	4/07/20	24,413	—
Euro	BONY	Buy	53,202,659	60,051,125	4/07/20	—	(1,373,055)
Euro	HSBK	Buy	14,331,244	15,742,411	4/07/20	63,749	—
Euro	HSBK	Buy	31,889,800	36,378,325	4/07/20	—	(1,206,552)
Euro	HSBK	Sell	18,360,647	20,449,666	4/07/20	199,413	—
Euro	SSBT	Buy	23,528,772	26,907,203	4/07/20	—	(956,940)
Euro	SSBT	Buy	26,568,096	29,207,016	4/07/20	95,365	—
Euro	SSBT	Sell	137,228,226	153,700,142	4/07/20	2,348,919	—
Euro	UBSW	Buy	20,830,877	22,833,261	4/07/20	141,450	—
Euro	UBSW	Buy	26,535,033	30,322,289	4/07/20	—	(1,056,373)
Euro	UBSW	Sell	147,048,966	164,652,586	4/07/20	2,469,911	—
Australian Dollar	HSBK	Buy	10,917,149	6,489,456	4/14/20	217,453	—
Australian Dollar	HSBK	Buy	35,964,636	23,158,669	4/14/20	—	(1,063,931)
Australian Dollar	HSBK	Sell	2,581,051	1,542,573	4/14/20	—	(43,086)
Australian Dollar	HSBK	Sell	115,837,707	78,183,502	4/14/20	7,019,047	—
Swiss Franc	HSBK	Buy	41,416,550	43,875,153	4/14/20	—	(835,735)
Swiss Franc	HSBK	Sell	20,807,828	21,416,721	4/14/20	—	(206,442)
Swiss Franc	HSBK	Sell	151,467,478	163,358,859	4/14/20	5,956,276	—
Japanese Yen	UBSW	Buy	156,826,846	1,507,193	4/20/20	—	(47,300)
Japanese Yen	UBSW	Buy	276,148,802	2,523,591	4/20/20	47,065	—
Japanese Yen	UBSW	Sell	733,658,305	6,652,754	4/20/20	—	(176,837)
British Pound	BOFA	Buy	29,807,248	38,577,361	4/24/20	—	(1,556,332)
British Pound	BOFA	Sell	20,981,128	27,137,747	4/24/20	1,078,886	—
British Pound	HSBK	Buy	19,816,797	25,693,509	4/24/20	—	(1,080,763)
British Pound	HSBK	Sell	51,057,024	66,149,335	4/24/20	2,735,781	—
British Pound	SSBT	Buy	14,418,739	18,763,294	4/24/20	—	(855,013)
British Pound	UBSW	Buy	7,995,368	10,489,507	4/24/20	—	(559,145)
South Korean Won	HSBK	Buy	33,327,771,750	26,604,491	5/15/20	774,564	—
South Korean Won	HSBK	Buy	107,666,076,112	90,382,629	5/15/20	—	(1,934,005)
  |  21

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	11,829,527,776	$9,635,127	5/15/20	$ —	$(82,933)
South Korean Won	HSBK	Sell	143,056,632,489	123,161,453	5/15/20	5,639,177	—
South Korean Won	UBSW	Buy	24,171,790,500	19,420,891	5/15/20	436,446	—
South Korean Won	UBSW	Sell	12,104,207,212	9,777,227	5/15/20	—	(166,485)
South Korean Won	UBSW	Sell	88,415,822,339	76,412,517	5/15/20	3,778,146	—
Euro	BOFA	Buy	17,376,867	19,420,734	5/21/20	—	(221,539)
Euro	BOFA	Sell	5,065,752	5,685,043	5/21/20	88,041	—
Euro	HSBK	Buy	9,505,985	10,428,807	5/21/20	74,080	—
Euro	SSBT	Buy	29,344,978	32,850,147	5/21/20	—	(427,734)
Euro	SSBT	Sell	101,841,644	114,185,085	5/21/20	1,663,212	—
Euro	UBSW	Buy	46,721,846	52,323,411	5/21/20	—	(701,801)
Euro	UBSW	Sell	101,375,199	113,675,980	5/21/20	1,669,466	—
British Pound	BOFA	Buy	6,601,575	7,642,248	5/22/20	561,212	—
British Pound	BOFA	Sell	36,710,023	48,250,211	5/22/20	2,632,432	—
British Pound	HSBK	Buy	4,737,758	5,731,062	5/22/20	156,322	—
British Pound	HSBK	Buy	10,850,435	13,707,105	5/22/20	—	(223,792)
British Pound	HSBK	Sell	25,856,841	34,080,011	5/22/20	1,948,955	—
British Pound	SSBT	Buy	1,001,735	1,291,551	5/22/20	—	(46,743)
British Pound	UBSW	Sell	4,246,361	5,707,075	5/22/20	430,327	—
Euro	BOFA	Buy	3,345,266	3,631,904	7/15/20	71,160	—
Euro	BOFA	Buy	25,257,682	28,360,335	7/15/20	—	(401,179)
Euro	BOFA	Sell	9,631,374	10,703,049	7/15/20	41,536	—
Euro	BOFA	Sell	61,711,965	68,014,149	7/15/20	—	(298,318)
Euro	BONY	Buy	9,675,895	10,631,380	7/15/20	79,416	—
Euro	HSBK	Buy	25,257,682	28,370,186	7/15/20	—	(411,029)
Euro	HSBK	Sell	19,764,112	21,798,435	7/15/20	—	(79,578)
Euro	HSBK	Sell	22,735,660	25,580,573	7/15/20	413,185	—
Euro	SSBT	Sell	19,229,538	21,114,687	7/15/20	—	(171,577)
Euro	SSBT	Sell	22,735,660	25,578,526	7/15/20	411,139	—
Euro	UBSW	Sell	6,719,887	7,444,593	7/15/20	5,970	—
Euro	UBSW	Sell	19,589,244	21,672,561	7/15/20	—	(11,883)
British Pound	BOFA	Buy	4,820,062	5,758,013	7/16/20	235,307	—
British Pound	BOFA	Buy	8,935,376	11,328,002	7/16/20	—	(217,655)
British Pound	BOFA	Sell	2,062,383	2,710,917	7/16/20	146,528	—
British Pound	BOFA	Sell	12,418,623	15,020,697	7/16/20	—	(420,757)
British Pound	HSBK	Buy	5,667,900	6,965,113	7/16/20	82,418	—
British Pound	HSBK	Buy	8,935,376	11,342,656	7/16/20	—	(232,309)
British Pound	HSBK	Sell	57,768,778	75,527,262	7/16/20	3,696,919	—
British Pound	SSBT	Sell	50,922,516	66,540,706	7/16/20	3,223,082	—
South Korean Won	HSBK	Sell	101,814,702,911	87,665,339	7/17/20	3,786,459	—
South Korean Won	UBSW	Buy	37,832,514,525	31,553,249	7/17/20	—	(385,364)
South Korean Won	UBSW	Sell	184,310,510,898	158,481,556	7/17/20	6,639,443	—
British Pound	BOFA	Buy	8,500,000	10,779,615	8/14/20	—	(208,690)
British Pound	HSBK	Sell	32,795,651	42,713,876	8/14/20	1,927,949	—
British Pound	SSBT	Sell	32,795,651	42,720,271	8/14/20	1,934,344	—
Euro	BOFA	Sell	14,142,456	15,500,181	8/18/20	—	(170,388)
  |  22

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BONY	Sell	13,710,204	$14,941,929	8/18/20	$ —	$(249,684)
Euro	HSBK	Sell	3,539,962	3,942,349	8/18/20	19,889	—
Euro	HSBK	Sell	25,164,073	27,469,195	8/18/20	—	(413,896)
Euro	UBSW	Sell	215,407,020	236,243,923	8/18/20	—	(2,438,147)
Total Forward Exchange Contracts						$65,163,111	$(21,966,631)
Net unrealized appreciation (depreciation)						$43,196,480

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  23

Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Quest Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 55.5%
	Aerospace & Defense 1.7%
	BAE Systems PLC	United Kingdom	3,900,794	$25,048,557
	Huntington Ingalls Industries Inc.	United States	155,500	28,333,655
				53,382,212
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,548,299	48,023
	Banks 0.4%
	BNP Paribas SA	France	296,236	8,646,327
	First Horizon National Corp.	United States	50,000	403,000
	Wells Fargo & Co.	United States	124,600	3,576,020
				12,625,347
	Chemicals 0.9%
[d]	Advanced Emissions Solutions Inc.	United States	1,724,209	11,328,053
	Covestro AG	Germany	474,675	14,401,595
	Westlake Chemical Corp.	United States	66,100	2,523,037
				28,252,685
	Commercial Services & Supplies 0.9%
[a]	Advanced Disposal Services Inc.	United States	865,200	28,378,560
	Communications Equipment 4.3%
[a,b,c,d]	Sorenson Communications LLC, Membership Interests	United States	224,279	134,703,189
	Diversified Consumer Services 0.0%
[a,b]	Affinion Group Holdings Inc., wts., 4/10/24	United States	48,381	—
	Diversified Financial Services 2.6%
[a]	M&G PLC	United Kingdom	13,045,412	18,136,039
	Voya Financial Inc.	United States	1,557,986	63,176,332
				81,312,371
	Diversified Telecommunication Services 0.4%
	AT&T Inc.	United States	347,100	10,117,965
[a]	Intelsat SA	United States	992,495	1,518,517
				11,636,482
	Electrical Equipment 0.1%
[a]	Sensata Technologies Holding PLC	United States	100,200	2,898,786
	Equity Real Estate Investment Trusts (REITs) 0.9%
	Brixmor Property Group Inc.	United States	835,200	7,934,400
	Taubman Centers Inc.	United States	275,700	11,546,316
	Vornado Realty Trust	United States	269,600	9,762,216
				29,242,932
	Food Products 0.3%
	Bunge Ltd.	United States	59,678	2,448,588
	Conagra Brands Inc.	United States	215,712	6,328,990
				8,777,578
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  24

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Equipment & Supplies 0.7%
	Envista Holdings Corp.	United States	906,400	$13,541,616
	Medtronic PLC	United States	102,143	9,211,256
				22,752,872
	Independent Power & Renewable Electricity Producers 1.6%
	Vistra Energy Corp.	United States	3,073,147	49,047,426
	Insurance 7.4%
	American International Group Inc.	United States	26,800	649,900
	ASR Nederland NV	Netherlands	1,510,686	37,973,377
[a]	Brighthouse Financial Inc.	United States	268,684	6,494,092
	Direct Line Insurance Group PLC	United Kingdom	1,095,954	3,998,746
	Everest Re Group Ltd.	United States	308,766	59,412,754
	The Hartford Financial Services Group Inc.	United States	1,129,290	39,796,180
	NN Group NV	Netherlands	1,223,210	33,232,612
	RSA Insurance Group PLC	United Kingdom	9,614,692	50,145,130
				231,702,791
	Interactive Media & Services 1.5%
[a]	Baidu Inc., ADR	China	486,493	49,033,629
	IT Services 0.9%
	Cognizant Technology Solutions Corp., A	United States	649,000	30,159,030
	Machinery 1.6%
[a]	Navistar International Corp.	United States	2,981,159	49,159,312
	Media 4.9%
[a]	Charter Communications Inc., A	United States	6,670	2,910,188
[a]	Clear Channel Outdoor Holdings Inc.	United States	17,622,660	11,278,503
[a]	Discovery Inc., C	United States	3,370,684	59,121,797
[a]	iHeartMedia Inc., A	United States	1,623,513	11,867,880
[a,b]	iHeartMedia Inc., B	United States	23,770	147,695
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	1,872	13,683
[a]	Lee Enterprises Inc./IA	United States	2,367,044	2,326,804
[a,b,c]	Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	520,825
[a]	Liberty Global PLC, C	United Kingdom	4,194,789	65,900,135
				154,087,510
	Oil, Gas & Consumable Fuels 5.7%
	BP PLC	United Kingdom	10,010,483	41,029,296
	Caltex Australia Ltd.	Australia	768,121	10,531,842
	Canadian Natural Resources Ltd.	Canada	55,600	760,426
	JXTG Holdings Inc.	Japan	16,466,092	56,680,899
	Royal Dutch Shell PLC, A	United Kingdom	1,428,769	24,769,459
	The Williams Cos. Inc.	United States	3,292,500	46,588,875
				180,360,797
  |  25

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Pharmaceuticals 4.9%
	Allergan PLC	United States	386,584	$68,464,026
	GlaxoSmithKline PLC	United Kingdom	320,959	6,019,132
	Merck & Co. Inc.	United States	638,900	49,156,966
	Novartis AG, ADR	Switzerland	334,806	27,604,755
	Perrigo Co. PLC	United States	55,820	2,684,384
				153,929,263
	Software 3.0%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	338,090	54,094
[a]	Check Point Software Technologies Ltd.	Israel	576,711	57,982,524
	Oracle Corp.	United States	755,426	36,509,739
				94,546,357
	Specialty Retail 2.7%
	Tiffany & Co.	United States	540,696	70,020,132
[a,b,d]	TRU Kids Parent LLC	United States	7,104	15,659,336
[a,b,d]	Wayne Services Legacy Inc.	United States	7,104	—
				85,679,468
	Technology Hardware, Storage & Peripherals 0.1%
	Hewlett Packard Enterprise Co.	United States	252,400	2,450,804
	Tobacco 6.8%
	Altria Group Inc.	United States	1,269,145	49,077,837
	British American Tobacco PLC	United Kingdom	2,788,247	94,928,830
	Imperial Brands PLC	United Kingdom	3,824,765	70,547,580
				214,554,247
	Wireless Telecommunication Services 1.2%
	Vodafone Group PLC	United Kingdom	27,952,495	38,648,929
	Total Common Stocks and Other Equity Interests (Cost $2,235,031,622)			1,747,370,600

	Convertible Preferred Stocks (Cost $20,252,377) 0.6%
	Multi-Utilities 0.6%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	195,650	18,101,538
	Preferred Stocks (Cost $2,880,729) 0.1%
	Auto Components 0.1%
[e]	Schaeffler AG, 10.092%, pfd.	Germany	342,769	2,059,615
  |  26

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds, Notes and Senior Floating Rate Interests 11.1%
[f]	Affinion Group Inc., Term Loan, 6.75%, (1-month USD LIBOR + 5.75%), 4/05/24	United States	$18,733,302	$13,487,977
[g]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	50,000,000	44,378,750
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior secured note, first lien, 4.50%, 2/01/24	United States	1,642,000	1,695,288
	Envision Healthcare Corp.,
	[g] senior note, 144A, 8.75%, 10/15/26	United States	140,000,000	35,145,950
	[f] Term Loan B, 4.739%, (1-month USD LIBOR + 3.75%), 10/11/25	United States	40,536,999	21,930,516
[g]	Frontier Communications Corp.,
	second lien, 144A, 8.50%, 4/01/26	United States	25,000,000	22,986,250
	senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	20,000,000	19,836,600
[g]	Intelsat Connect Finance SA, senior note, 144A, 9.50%, 2/15/23	Luxembourg	48,845,000	18,316,875
	Intelsat Jackson Holdings SA,
	senior bond, 5.50%, 8/01/23	Luxembourg	45,750,000	28,422,416
	[f] Term B-3 Loan, 5.682%, (6-month USD LIBOR + 3.75%), 11/27/23	Luxembourg	8,000,000	7,460,000
[f,h]	Navistar Inc., Tranche B Term Loan, 4.28%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	3,000,000	2,634,999
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	17,436,000	6,745,640
[d,f]	Sorenson Communications LLC, Initial Term Loans, 7.95%, (3-month USD LIBOR + 6.50%), 3/14/24	United States	12,198,214	11,466,322
[f]	Veritas U.S. Inc., Term Loan B1, 5.95%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	22,866,117	19,550,530
[g]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	3,682,000	3,272,359
	senior note, 144A, 10.50%, 2/01/24	United States	30,222,000	25,726,327
	Whiting Petroleum Corp., cvt., senior note, 1.25%, 2/20/49	United States	10,964,000	5,372,360
[f]	Windstream Services LLC,
	[b] PSA Holder Revolving Commitment, 6.25%, (Prime + 3.00%), 4/24/20	United States	74,847,867	54,638,943
	PSA Holder Term Loan B6, 8.25%, (Prime + 5.00%), 3/30/21	United States	12,922,000	8,140,860
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $545,484,978)			351,208,962
	Corporate Notes in Reorganization 1.2%
[i]	Frontier Communications Corp.,
	senior note, 8.875%, 9/15/20	United States	21,382,000	5,238,590
	senior note, 10.50%, 9/15/22	United States	77,063,000	20,782,812
	senior note, 11.00%, 9/15/25	United States	41,812,000	11,184,710
	Total Corporate Notes in Reorganization (Cost $129,901,664)			37,206,112
			Shares
	Companies in Liquidation 0.0%†
[a,b,j]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,528,361	—
[a,b,j]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	104,175,133	57,296
[a,b,j]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	7,443,000	—
	Total Companies in Liquidation (Cost $3,234,626)			57,296
  |  27

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Number of Contracts	Notional Amount#	Value
	Options Purchased (Cost $373,718) 0.0%†
	Calls - Exchange-Traded
	The Walt Disney Co., January Strike Price $140.00, Expires 1/15/21	650	65,000	$146,900
	Total Investments before Short Term Investments (Cost $2,937,159,714)			2,156,151,023
		Country	Principal Amount*
	Short Term Investments 29.4%
	U.S. Government and Agency Securities 15.3%
[k]	U.S. Treasury Bill,
	4/28/20	United States	$100,000,000	99,997,562
	5/21/20	United States	80,000,000	79,990,528
	5/26/20	United States	100,000,000	99,992,361
	4/07/20 - 5/28/20	United States	50,000,000	49,998,075
	[l] 6/25/20	United States	50,000,000	49,990,821
	[l] 7/16/20	United States	50,000,000	49,986,750
	[l] 7/23/20	United States	50,000,000	49,984,894
	Total U.S. Government and Agency Securities (Cost $479,126,017)			479,940,991
[m]	Repurchase Agreements (Cost $443,300,000) 14.1%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $443,300,000) Collateralized by U.S. Treasury Bonds, 3.00%, 8/15/48; U.S. Treasury Notes, 1.125% - 2.125%, 7/31/21 - 12/31/22; U.S. Treasury Strips, 5/15/20 - 2/15/49 (valued at $452,166,011)	United States	443,300,000	443,300,000
	Total Investments (Cost $3,859,585,731) 97.9%			3,079,392,014
	Options Written (0.3)%			(10,295,389)
	Securities Sold Short (1.0)%			(30,309,137)
	Other Assets, less Liabilities 3.4%			107,100,828
	Net Assets 100.0%			$3,145,888,316
		Number of Contracts	Notional Amount#
	Options Written (0.3)%
	Puts - Exchange-Traded
	American International Group Inc., May Strike Price $50.00, Expires 5/15/20	1,448	144,800	(3,724,980)
	Merck & Co. Inc., April Strike Price $82.50, Expires 4/17/20	1,500	150,000	(907,500)
	The Walt Disney Co., April Strike Price $120.00, Expires 4/17/20	650	65,000	(1,550,900)
	The Walt Disney Co., April Strike Price $125.00, Expires 4/17/20	375	37,500	(1,059,000)
				(7,242,380)
  |  28

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
	Number of Contracts	Notional Amount#		Value
Options Written (continued)
Puts - Over-the-Counter
Equity Options (0.1)%
GlaxoSmithKline PLC, Counterparty JPHQ, April Strike Price 16.50 GBP, Expires 4/17/20	1,000	1,000,000	GBP	$(2,054,162)
Royal Dutch Shell PLC, Counterparty JPHQ, April Strike Price 23.50 EUR, Expires 4/17/20	1,250	125,000	EUR	(998,847)
Total Options Written (Premiums received $2,097,841)				$(10,295,389)
	Country	Shares
Securities Sold Short (1.0)%
Common Stocks (1.0)%
Biotechnology (0.9)%
AbbVie Inc.	United States	344,174		(26,222,617)
Internet & Direct Marketing Retail (0.1)%
Alibaba Group Holding Ltd., ADR	China	17,000		(3,306,160)
Pharmaceuticals (0.0)%†
Bristol-Myers Squibb Co.	United States	14,000		(780,360)
Total Securities Sold Short (Proceeds $28,757,023)				$(30,309,137)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]See Note 7 regarding holdings of 5% voting securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The coupon rate shown represents the rate at period end.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $169,663,111, representing 5.4% of net assets.
[h]Security purchased on a delayed delivery basis.
[i]Defaulted security or security for which income has been deemed uncollectible.
[j]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At March 31, 2020, the aggregate value of these securities pledged amounted to $30,613,622, representing 1.0% of net assets.
[m]At March 31, 2020, all repurchase agreements had been entered into on that date.
  |  29

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	307	$42,402,456	6/15/20	$1,150,599
GBP/USD	Short	735	57,219,750	6/15/20	2,171,913
Total Futures Contracts					$3,322,512

*As of period end.

At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Sell	360,085	$401,235	4/07/20	$4,092	$ —
Euro	SSBT	Buy	360,085	400,458	4/07/20	—	(3,315)
Australian Dollar	HSBK	Buy	13,369,764	8,602,027	4/14/20	—	(388,364)
Australian Dollar	HSBK	Buy	18,199,306	11,008,983	4/14/20	171,691	—
Australian Dollar	HSBK	Sell	1,028,334	614,587	4/14/20	—	(17,166)
Australian Dollar	HSBK	Sell	46,294,367	31,067,854	4/14/20	2,627,084	—
British Pound	BOFA	Buy	156,067	180,532	4/24/20	13,305	—
British Pound	BOFA	Buy	27,743,482	35,675,562	4/24/20	—	(1,217,763)
British Pound	BOFA	Sell	3,030,008	3,911,075	4/24/20	147,761	—
British Pound	HSBK	Buy	7,622,266	9,354,045	4/24/20	112,919	—
British Pound	HSBK	Buy	35,318,149	45,333,220	4/24/20	—	(1,467,574)
British Pound	HSBK	Sell	82,126,841	106,700,323	4/24/20	4,697,611	—
British Pound	SSBT	Buy	7,938,344	10,266,019	4/24/20	—	(406,481)
British Pound	UBSW	Buy	6,198,045	8,073,156	4/24/20	—	(375,095)
South Korean Won	HSBK	Buy	1,767,885,700	1,446,493	5/15/20	5,840	—
South Korean Won	HSBK	Buy	25,309,053,528	21,280,119	5/15/20	—	(488,510)
South Korean Won	HSBK	Sell	287,753,574	234,375	5/15/20	—	(2,017)
South Korean Won	HSBK	Sell	26,789,185,654	23,113,581	5/15/20	1,106,032	—
South Korean Won	UBSW	Buy	14,142,985,772	11,567,419	5/15/20	51,167	—
South Korean Won	UBSW	Sell	229,478,538	185,362	5/15/20	—	(3,156)
South Korean Won	UBSW	Sell	13,913,507,234	12,025,494	5/15/20	595,427	—
Euro	SSBT	Buy	401,534	447,180	5/21/20	—	(3,537)
Euro	UBSW	Buy	1,640,978	1,791,067	5/21/20	22,002	—
Euro	UBSW	Sell	2,042,512	2,288,778	5/21/20	32,065	—
British Pound	BOFA	Buy	3,337,493	3,986,212	5/22/20	161,130	—
British Pound	BOFA	Buy	3,656,505	4,549,424	5/22/20	—	(5,661)
British Pound	BOFA	Sell	13,880,470	18,265,155	5/22/20	1,016,563	—
British Pound	HSBK	Buy	3,077,205	3,722,363	5/22/20	101,532	—
British Pound	HSBK	Sell	51,443,954	66,960,932	5/22/20	3,034,006	—
Euro	BOFA	Buy	203,618	224,830	7/15/20	567	—
Euro	BOFA	Buy	9,547,968	10,810,215	7/15/20	—	(241,029)
  |  30

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	1,328,689	$1,468,831	7/15/20	$ —	$(1,969)
Euro	BOFA	Sell	4,298,824	4,822,349	7/15/20	63,738	—
Euro	BONY	Buy	4,140,075	4,695,483	7/15/20	—	(112,598)
Euro	HSBK	Buy	1,792,354	1,961,012	7/15/20	23,047	—
Euro	HSBK	Buy	5,410,418	6,149,919	7/15/20	—	(160,822)
Euro	HSBK	Sell	23,742,983	26,702,953	7/15/20	420,501	—
Euro	SSBT	Buy	20,906	23,087	7/15/20	55	—
Euro	SSBT	Buy	4,152,082	4,707,608	7/15/20	—	(111,434)
Euro	SSBT	Sell	68,853	75,602	7/15/20	—	(614)
Euro	SSBT	Sell	25,091,223	28,231,904	7/15/20	457,009	—
Euro	UBSW	Buy	86,838	95,075	7/15/20	1,051	—
Euro	UBSW	Buy	8,438,963	9,577,833	7/15/20	—	(236,269)
Euro	UBSW	Sell	1,250,000	1,382,937	7/15/20	—	(758)
Euro	UBSW	Sell	6,480,000	7,293,072	7/15/20	119,994	—
British Pound	BOFA	Sell	8,985,817	11,680,601	7/16/20	507,537	—
British Pound	HSBK	Sell	8,688,671	11,356,166	7/16/20	552,575	—
British Pound	SSBT	Sell	6,898,671	9,014,528	7/16/20	436,643	—
South Korean Won	HSBK	Buy	2,777,803,773	2,267,066	7/17/20	21,395	—
South Korean Won	HSBK	Buy	7,845,359,600	6,596,065	7/17/20	—	(132,755)
South Korean Won	HSBK	Sell	10,623,163,373	9,138,011	7/17/20	386,239	—
South Korean Won	UBSW	Buy	1,296,611,367	1,064,454	7/17/20	3,745	—
South Korean Won	UBSW	Buy	7,840,622,800	6,564,746	7/17/20	—	(105,338)
South Korean Won	UBSW	Sell	9,137,234,167	7,869,547	7/17/20	341,941	—
British Pound	BOFA	Sell	4,834,708	6,298,706	8/14/20	286,078	—
British Pound	HSBK	Sell	33,137,884	43,170,774	8/14/20	1,959,234	—
British Pound	SSBT	Sell	31,594,609	41,155,770	8/14/20	1,863,505	—
Euro	BOFA	Sell	2,127,660	2,331,922	8/18/20	—	(25,634)
Euro	BONY	Sell	2,427,571	2,645,664	8/18/20	—	(44,210)
Euro	HSBK	Sell	2,412,167	2,631,293	8/18/20	—	(41,512)
Euro	UBSW	Sell	3,225,776	3,534,315	8/18/20	—	(40,013)
Total Forward Exchange Contracts						$21,345,081	$(5,633,594)
Net unrealized appreciation (depreciation)						$15,711,487

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  31

Franklin Mutual Series Funds
Statement of Investments, March 31, 2020 (unaudited)
Franklin Mutual Shares Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 90.2%
	Aerospace & Defense 2.6%
	BAE Systems PLC	United Kingdom	15,590,083	$100,110,154
	Huntington Ingalls Industries Inc.	United States	551,701	100,525,439
				200,635,593
	Auto Components 0.0%†
[a,b,c,d]	International Automotive Components Group Brazil LLC	Brazil	7,234,813	136,340
	Automobiles 1.0%
	General Motors Co.	United States	3,805,294	79,074,009
	Banks 6.9%
	Cadence Bancorp	United States	325,083	2,129,294
	CIT Group Inc.	United States	102,235	1,764,576
	Citigroup Inc.	United States	3,077,706	129,632,977
	Citizens Financial Group Inc.	United States	4,361,671	82,043,031
	Columbia Banking System Inc.	United States	75,396	2,020,613
	JPMorgan Chase & Co.	United States	1,644,490	148,053,435
	Synovus Financial Corp.	United States	2,934,440	51,528,766
	Wells Fargo & Co.	United States	4,234,603	121,533,106
				538,705,798
	Beverages 0.1%
	Heineken NV	Netherlands	66,319	5,626,557
	Building Products 1.1%
	Johnson Controls International PLC	United States	3,293,400	88,790,064
	Capital Markets 0.9%
	Credit Suisse Group AG	Switzerland	8,506,542	68,623,608
	Communications Equipment 1.0%
	Cisco Systems Inc.	United States	2,020,910	79,441,972
	Consumer Finance 1.1%
	Capital One Financial Corp.	United States	1,731,205	87,287,356
	Containers & Packaging 1.6%
	International Paper Co.	United States	3,220,137	100,242,865
	WestRock Co.	United States	968,212	27,361,671
				127,604,536
	Diversified Financial Services 1.6%
[a]	Berkshire Hathaway Inc., B	United States	33,128	6,056,792
	Voya Financial Inc.	United States	2,937,130	119,100,622
				125,157,414
	Diversified Telecommunication Services 0.3%
	Koninklijke KPN NV	Netherlands	10,011,725	23,935,626
	Electrical Equipment 1.4%
[a]	Sensata Technologies Holding PLC	United States	3,755,370	108,642,854
	Electronic Equipment, Instruments & Components 1.1%
	Corning Inc.	United States	4,042,414	83,031,184
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  32

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Energy Equipment & Services 0.9%
	Baker Hughes Co., A	United States	2,405,627	$25,259,084
	Schlumberger Ltd.	United States	3,224,000	43,491,760
				68,750,844
	Entertainment 2.3%
	The Walt Disney Co.	United States	1,853,574	179,055,248
	Equity Real Estate Investment Trusts (REITs) 1.6%
	Alexander’s Inc.	United States	231,286	63,823,372
	Vornado Realty Trust	United States	1,752,422	63,455,200
				127,278,572
	Food & Staples Retailing 3.4%
	The Kroger Co.	United States	5,711,194	172,021,163
	Walgreens Boots Alliance Inc.	United States	2,104,829	96,295,927
				268,317,090
	Food Products 3.7%
	Archer-Daniels-Midland Co.	United States	2,402,500	84,519,950
	Conagra Brands Inc.	United States	1,929,383	56,608,097
	The Kraft Heinz Co.	United States	6,008,600	148,652,764
				289,780,811
	Health Care Equipment & Supplies 3.6%
	Medtronic PLC	United States	3,107,601	280,243,458
	Health Care Providers & Services 3.1%
	Anthem Inc.	United States	391,272	88,834,395
	CVS Health Corp.	United States	2,595,215	153,974,106
				242,808,501
	Household Durables 2.6%
	Lennar Corp., A	United States	2,069,386	79,050,545
	Newell Brands Inc.	United States	8,492,195	112,776,350
	Toll Brothers Inc.	United States	857,800	16,512,650
				208,339,545
	Household Products 0.6%
[e]	Energizer Holdings Inc.	United States	1,538,433	46,537,598
	Industrial Conglomerates 1.2%
	General Electric Co.	United States	11,699,600	92,894,824
	Insurance 7.1%
	Alleghany Corp.	United States	325,189	179,618,144
	American International Group Inc.	United States	4,624,621	112,147,059
	Everest Re Group Ltd.	United States	444,994	85,625,746
	The Hartford Financial Services Group Inc.	United States	3,214,299	113,271,897
	MetLife Inc.	United States	2,277,830	69,633,263
				560,296,109
  |  33

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services 1.7%
	Cognizant Technology Solutions Corp., A	United States	2,857,050	$132,767,114
	Machinery 0.7%
	CNH Industrial NV	United Kingdom	3,744,919	21,322,603
	CNH Industrial NV, special voting	United Kingdom	5,296,616	30,157,566
				51,480,169
	Media 6.2%
[a]	Charter Communications Inc., A	United States	543,329	237,059,876
	Comcast Corp., A	United States	4,398,700	151,227,306
[a]	Discovery Inc., C	United States	4,106,800	72,033,272
[a]	DISH Network Corp., A	United States	686,124	13,715,619
[a]	iHeartMedia Inc., A	United States	1,795,072	13,121,976
[a,c]	iHeartMedia Inc., B	United States	35,201	218,721
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	1,786	13,054
				487,389,824
	Oil, Gas & Consumable Fuels 5.6%
	BP PLC	United Kingdom	26,795,044	109,823,053
	Kinder Morgan Inc.	United States	9,925,540	138,163,517
	Marathon Oil Corp.	United States	9,432,085	31,031,560
	Plains All American Pipeline LP	United States	3,323,700	17,549,136
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,123,167	19,471,474
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	2,719,064	47,213,508
	The Williams Cos. Inc.	United States	5,465,884	77,342,258
				440,594,506
	Pharmaceuticals 12.8%
	Allergan PLC	United States	703,000	124,501,300
[a]	Elanco Animal Health Inc.	United States	611,611	13,693,970
	Eli Lilly & Co.	United States	1,485,033	206,003,778
	GlaxoSmithKline PLC	United Kingdom	9,979,574	187,152,788
	Merck & Co. Inc.	United States	2,797,172	215,214,414
	Novartis AG, ADR	Switzerland	2,228,192	183,714,430
	Perrigo Co. PLC	United States	1,643,800	79,050,342
				1,009,331,022
	Software 3.5%
[a]	Avaya Holdings Corp.	United States	364	2,945
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	276,741	44,279
	NortonLifeLock Inc.	United States	6,022,851	112,687,542
	Oracle Corp.	United States	3,378,327	163,274,544
				276,009,310
	Specialty Retail 0.2%
[a,b,c]	TRU Kids Parent LLC	United States	7,469	16,463,368
[a,b,c]	Wayne Services Legacy Inc.	United States	7,469	—
				16,463,368
  |  34

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Technology Hardware, Storage & Peripherals 4.4%
	Hewlett Packard Enterprise Co.	United States	7,532,314	$73,138,769
	Samsung Electronics Co. Ltd.	South Korea	4,751,619	186,104,915
	Western Digital Corp.	United States	1,987,157	82,705,474
				341,949,158
	Textiles, Apparel & Luxury Goods 0.6%
	PVH Corp.	United States	1,285,900	48,401,276
	Tobacco 3.2%
	Altria Group Inc.	United States	2,023,360	78,243,331
	British American Tobacco PLC	United Kingdom	3,767,740	128,276,708
	British American Tobacco PLC, ADR	United Kingdom	1,424,588	48,706,664
				255,226,703
	Wireless Telecommunication Services 0.5%
	Vodafone Group PLC	United Kingdom	30,709,264	42,460,617
	Total Common Stocks and Other Equity Interests (Cost $7,254,649,915)			7,083,068,578
			Principal Amount
	Corporate Bonds, Notes and Senior Floating Rate Interests 3.8%
[f]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	$59,688,000	52,977,576
[f]	Frontier Communications Corp., senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	19,878,000	19,715,597
	Occidental Petroleum Corp, senior bond, zero cpn., 10/10/36	United States	43,062,000	16,659,826
[g]	Veritas U.S. Inc., Term Loan B1, 5.95%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	57,892,381	49,497,986
[f]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	9,656,000	8,581,722
	senior note, 144A, 10.50%, 2/01/24	United States	76,705,000	65,294,748
[g]	Windstream Services LLC,
	[c] PSA Holder Revolving Commitment, 6.25%, (Prime + 3.00%), 4/24/20	United States	91,322,291	66,665,273
	PSA Holder Term Loan B6, 8.25%, (Prime + 5.00%), 3/30/21	United States	23,496,000	14,802,480
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $341,960,654)			294,195,208
	Corporate Notes in Reorganization 0.5%
[h]	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	72,365,000	19,515,827
	senior note, 11.00%, 9/15/25	United States	81,506,000	21,802,855
	Total Corporate Notes in Reorganization (Cost $142,859,241)			41,318,682
  |  35

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,c,i]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	1,002,994	$ —
[a,c,i]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	194,177,556	106,797
[a,c,i]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	20,046,000	—
	Total Companies in Liquidation (Cost $6,071,371)			106,797
	Total Investments before Short Term Investments (Cost $7,745,541,181)			7,418,689,265
			Principal Amount
	Short Term Investments 4.4%
	U.S. Government and Agency Securities 2.6%
[j]	U.S. Treasury Bill,
	4/07/20 - 5/28/20	United States	$125,000,000	124,986,787
	[k] 7/16/20 - 7/23/20	United States	80,000,000	79,976,944
	Total U.S. Government and Agency Securities (Cost $204,388,727)			204,963,731
[l]	Repurchase Agreements (Cost $143,000,000) 1.8%
	Credit Suisse Securities (USA) LLC, 0.00%, 4/01/20 (Maturity Value $143,000,000) Collateralized by U.S. Treasury Bonds, 6.875%, 8/15/25; U.S. Treasury Strips, 11/15/20 - 5/15/46 (valued at $145,860,000)	United States	143,000,000	143,000,000
	Investments from Cash Collateral Received for Loaned Securities 0.0%
			Shares

	Money Market Funds 0.0%
[m,n]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	32,000	32,000
			Principal Amount

	Repurchase Agreements 0.0%
[o]	Joint Repurchase Agreement, 0.01%, 4/01/20 (Maturity Value $8,684) BNP Paribas Securities Corp. Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 6/30/21 - 4/30/23; U.S. Treasury Strips, 8/15/20 - 11/15/23; U.S. Treasury Notes 0.30%, 10/31/21 (valued at $8,858)	United States	$8,684	8,684
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $40,684)			40,684
	Total Investments (Cost $8,092,970,592) 98.9%			7,766,693,680
	Securities Sold Short (0.6)%			(46,361,539)
	Other Assets, less Liabilities 1.7%			134,013,679
	Net Assets 100.0%			$7,854,345,820
  |  36

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
	Country	Shares	Value
Securities Sold Short (Proceeds $46,531,474) (0.6)%
Common Stocks (0.6)%
Biotechnology (0.6)%
AbbVie Inc.	United States	608,499	$(46,361,539)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]A portion or all of the security is on loan at March 31, 2020.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $146,569,643, representing 1.9% of net assets.
[g]The coupon rate shown represents the rate at period end.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[j]The security was issued on a discount basis with no stated coupon rate.
[k]A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2020, the aggregate value of these securities pledged amounted to $23,129,844, representing 0.3% of net assets.
[l]At March 31, 2020, all repurchase agreements had been entered into on that date.
[m]See Note 8 regarding investments in affiliated management investment companies.
[n]The rate shown is the annualized seven-day effective yield at period end.
[o]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
At March 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	305	$42,126,219	6/15/20	$1,194,886
GBP/USD	Short	1,444	112,415,400	6/15/20	5,063,878
Total Futures Contracts					$6,258,764

*As of period end.

  |  37

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	16,441	$18,799	4/07/20	$ —	$(666)
Euro	BOFA	Buy	104,803	114,949	4/07/20	641	—
Euro	BONY	Buy	4,568	5,031	4/07/20	7	—
Euro	BONY	Buy	2,525,741	2,824,953	4/07/20	—	(39,273)
Euro	HSBK	Buy	3,353	3,690	4/07/20	8	—
Euro	HSBK	Buy	3,132,438	3,520,072	4/07/20	—	(65,256)
Euro	SSBT	Buy	8,913	9,796	4/07/20	33	—
Euro	SSBT	Buy	2,589,124	2,902,607	4/07/20	—	(47,021)
Euro	SSBT	Sell	4,202,802	4,707,276	4/07/20	71,939	—
Euro	UBSW	Buy	3,446	3,792	4/07/20	8	—
Euro	UBSW	Buy	16,779	19,205	4/07/20	—	(700)
Euro	UBSW	Sell	4,202,802	4,707,251	4/07/20	71,914	—
Swiss Franc	HSBK	Buy	20,738,515	21,969,612	4/14/20	—	(418,477)
Swiss Franc	HSBK	Sell	10,419,614	10,723,995	4/14/20	—	(103,902)
Swiss Franc	HSBK	Sell	75,844,329	81,798,701	4/14/20	2,982,487	—
British Pound	BOFA	Buy	13,701,187	17,814,305	4/24/20	—	(797,234)
British Pound	BOFA	Sell	5,860,227	7,577,918	4/24/20	299,432	—
British Pound	HSBK	Buy	4,015,300	5,244,304	4/24/20	—	(257,243)
British Pound	HSBK	Sell	11,856,261	15,358,325	4/24/20	632,677	—
South Korean Won	HSBK	Buy	21,619,866,450	17,258,446	5/15/20	502,463	—
South Korean Won	HSBK	Buy	40,229,582,264	33,662,149	5/15/20	—	(613,195)
South Korean Won	HSBK	Sell	7,673,864,684	6,250,348	5/15/20	—	(53,799)
South Korean Won	HSBK	Sell	108,795,399,746	93,717,327	5/15/20	4,340,956	—
South Korean Won	UBSW	Buy	15,680,342,700	12,598,414	5/15/20	283,124	—
South Korean Won	UBSW	Sell	7,852,050,398	6,342,529	5/15/20	—	(107,999)
South Korean Won	UBSW	Sell	58,942,998,018	50,943,023	5/15/20	2,520,836	—
Euro	BOFA	Buy	3,072,392	3,465,459	5/21/20	—	(70,863)
Euro	HSBK	Buy	2,783,987	3,030,793	5/21/20	45,154	—
Euro	SSBT	Buy	648,086	725,498	5/21/20	—	(9,447)
Euro	SSBT	Sell	12,813,030	14,364,816	5/21/20	208,071	—
Euro	UBSW	Buy	2,508,962	2,811,254	5/21/20	—	(39,175)
Euro	UBSW	Sell	12,813,030	14,365,905	5/21/20	209,161	—
British Pound	BOFA	Buy	4,069,985	4,753,253	5/22/20	304,321	—
British Pound	BOFA	Buy	16,929,137	21,843,070	5/22/20	—	(806,045)
British Pound	BOFA	Sell	10,132,067	13,268,773	5/22/20	678,139	—
British Pound	HSBK	Buy	4,007,616	4,904,256	5/22/20	75,815	—
British Pound	HSBK	Buy	14,958,903	19,219,298	5/22/20	—	(630,586)
British Pound	HSBK	Sell	68,464,624	88,894,878	5/22/20	3,817,184	—
British Pound	SSBT	Buy	5,787,316	7,509,065	5/22/20	—	(317,446)
British Pound	UBSW	Buy	2,302,756	3,019,596	5/22/20	—	(158,073)
Euro	BOFA	Buy	1,191,791	1,289,256	7/15/20	30,005	—
Euro	BONY	Buy	1,203,085	1,321,889	7/15/20	9,874	—
Euro	HSBK	Buy	2,517,504	2,725,249	7/15/20	61,519	—
Euro	HSBK	Sell	12,500,710	14,064,924	7/15/20	227,181	—
Euro	SSBT	Sell	12,500,710	14,063,799	7/15/20	226,056	—
  |  38

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BOFA	Sell	3,201,001	$4,199,703	7/16/20	$219,543	$ —
British Pound	BOFA	Sell	4,088,118	4,944,702	7/16/20	—	(138,510)
British Pound	HSBK	Sell	16,149,652	21,117,357	7/16/20	1,036,698	—
British Pound	SSBT	Sell	13,136,663	17,165,744	7/16/20	831,470	—
South Korean Won	HSBK	Sell	87,901,409,788	75,712,917	7/17/20	3,296,344	—
South Korean Won	UBSW	Buy	24,542,112,135	20,468,726	7/17/20	—	(249,987)
South Korean Won	UBSW	Sell	50,514,132,047	43,490,924	7/17/20	1,875,431	—
British Pound	BOFA	Buy	3,000,000	3,804,570	8/14/20	—	(73,655)
British Pound	HSBK	Sell	6,878,173	8,958,304	8/14/20	404,345	—
British Pound	SSBT	Sell	6,878,173	8,959,645	8/14/20	405,687	—
Euro	HSBK	Sell	1,538,079	1,697,841	8/18/20	—	(6,430)
Total Forward Exchange Contracts						$25,668,523	$(5,004,982)
Net unrealized appreciation (depreciation)						$20,663,541

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 54.
  |  39

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  40

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  41

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
At March 31, 2020, the Funds received U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Beacon Fund $16,112,682
Franklin Mutual European Fund $12,185,924
Franklin Mutual Financial Services Fund $1,634,285
Franklin Mutual Global Discovery Fund $47,858,119
Franklin Mutual Quest Fund $13,911,631
Franklin Mutual Shares Fund $19,293,715
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
  |  42

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
5.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6.  RESTRICTED SECURITIES
At March 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
Franklin Mutual Beacon Fund
2,846,329		International Automotive Components Group Brazil LLC (Value is 0.0%† of Net Assets)	4/13/06 - 12/26/08	$1,890,264	$53,639
Franklin Mutual European Fund
16,127,149		Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$ —
Franklin Mutual Global Discovery Fund
3,819,425		International Automotive Components Group Brazil LLC (Value is 0.0%† of Net Assets)	4/13/06 - 12/26/08	$2,536,498	$71,977
Franklin Mutual Quest Fund
2,548,299		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	$1,692,334	$48,023
1,110,000	[a]	Lee Enterprises Inc., wts., 12/31/22	3/31/14	1,490,026	520,825
224,279	[b]	Sorenson Communications LLC, Membership Interests	4/30/14	—	134,703,189
		Total Restricted Securities (Value is 4.3% of Net Assets)		$3,182,360	$135,272,037
Franklin Mutual Shares Fund
7,234,813		International Automotive Components Group Brazil LLC (Value is 0.0%† of Net Assets)	4/13/06 - 12/26/08	$4,804,678	$136,340

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $2,326,804 as of March 31, 2020.
[b]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $11,466,322 as of March 31, 2020.
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Warrants/ Principal Amount Held at End of Period	Investment Income
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net Assets)	$—	$—	$—	$—	$—	$—	16,127,149	$—
  |  43

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Warrants/ Principal Amount Held at End of Period	Investment Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
								Dividends
AB&T Financial Corp. (Value is —%† of Net Assets)	$109,658	$—	$—	$—	$(13,565)	$96,093	226,100	$287
Franklin Mutual Quest Fund
Non-Controlled Affiliates
								Dividends
Advanced Emissions Solutions Inc.	$18,104,195	$ —	$ —	$ —	$(6,776,142)	$11,328,053	1,724,209	$431,052
Lee Enterprises Inc./IA	4,609,275	—	(2,329,081)	(387,686)	—[b]	—[b]	—[b]	—
Lee Enterprises Inc., wts., 12/31/22	130,691	—	—	—	—[b]	—[b]	—[b]	—
Sorenson Communications LLC, Membership Interests	152,057,986	—	—	—	(17,354,797)	134,703,189	224,279	—
TRU Kids Parent LLC	26,506,829	—	—	—	(10,847,493)	15,659,336	7,104	—
Wayne Services Legacy Inc.	—	—	—	—	—	—	7,104	—
	$201,408,976	$ —	$(2,329,081)	$(387,686)	$(34,978,432)	$161,690,578		$431,052
								Interest
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/15/22	34,210,244	41,580[c]	(34,317,486)	644,118	(578,456)	—[d]	—	452,880
Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	90,529,405	45,481[c]	(97,050,000)	507,122	5,967,992	—[d]	—	1,920,781
Sorenson Communications LLC, Initial Term Loans, 7.95%, (3-month USD LIBOR + 6.50%), 3/14/24	12,473,036	22,676[c]	(337,500)	11,305	(703,195)	11,466,322	12,198,214	203,705
	$137,212,685	$109,737	$(131,704,986)	$1,162,545	$4,686,341	$11,466,322		$2,577,366
Total Affiliated Securities (Value is 5.5% of Net Assets)	$338,621,661	$109,737	$(134,034,067)	$774,859	$(30,292,091)	$173,156,900		$3,008,418
Franklin Mutual Shares Fund
Non-Controlled Affiliates
International Automotive Components Group Brazil LLC	$262,624	$ —	$ —	$ —	$(126,284)	$136,340	7,234,813	$ —
TRU Kids Parent LLC	27,867,828	—	—	—	(11,404,460)	16,463,368	7,469	—
  |  44

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Warrants/ Principal Amount Held at End of Period	Investment Income
Franklin Mutual Shares Fund (continued)
Non-Controlled Affiliates (continued)
Wayne Services Legacy Inc.	$—	$—	$—	$—	$—	$—	7,469	$—
Total Affiliated Securities (Value is 0.2% of Net Assets)	$28,130,452	$ —	$ —	$ —	$(11,530,744)	$16,599,708		$ —
†Rounds to less than 0.1% of net assets.
aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bAs of March 31, 2020, no longer an affiliate.
cMay include accretion, amortization, partnership adjustments, and/or corporate actions.
dAs of March 31, 2020, no longer held by the Fund.
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from securities loaned
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$—	$1,323,000	$(1,323,000)	$—	$—	$—[a]	—	$64
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$ —	$6,359,000	$(6,359,000)	$—	$—	$—[a]	—	$4,382
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$—	$509,000	$(477,000)	$—	$—	$32,000	32,000	$62
aAs of March 31, 2020, no longer held by the Fund.
9.  REORGANIZATION
On February 21, 2020, Franklin Mutual Global Discovery Fund (Surviving Fund), pursuant to a plan of reorganization approved on December 6, 2019, by shareholders of Franklin Mutual International Fund (Acquired Fund), a series of Franklin Mutual Series Funds, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
  |  45

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$—	$82,623,327	$—	$82,623,327
Auto Components	—	—	53,639	53,639
Automobiles	—	60,653,558	—	60,653,558
Banks	131,641,063	92,667,209	—	224,308,272
Beverages	—	9,396,712	—	9,396,712
Chemicals	—	57,619,946	—	57,619,946
Diversified Financial Services	—	26,130,192	—	26,130,192
Diversified Telecommunication Services	—	25,815,760	—	25,815,760
Media	168,401,830	—	43,650	168,445,480
Oil, Gas & Consumable Fuels	15,474,187	52,996,772	—	68,470,959
Pharmaceuticals	319,010,756	113,353,718	—	432,364,474
Textiles, Apparel & Luxury Goods	37,925,370	51,118,550	—	89,043,920
Thrifts & Mortgage Finance	—	11,105,894	—	11,105,894
Tobacco	—	110,651,437	—	110,651,437
All Other Equity Investments	1,159,448,971	—	—	1,159,448,971
Corporate Bonds, Notes and Senior Floating Rate Interests	—	42,183,010	—	42,183,010
Corporate Notes in Reorganization	—	10,896,452	—	10,896,452
Companies in Liquidation	—	—	25,455[c]	25,455
Short Term Investments	47,495,232	14,500,000	—	61,995,232
Total Investments in Securities	$1,879,397,409	$761,712,537	$122,744	$2,641,232,690
Other Financial Instruments:
Futures Contracts	$6,049,493	$—	$—	$6,049,493
Forward Exchange Contracts	—	23,712,572	—	23,712,572
Total Other Financial Instruments	$6,049,493	$23,712,572	$ —	$29,762,065
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$19,708,372	$—	$—	$19,708,372
Forward Exchange Contracts	—	6,427,766	—	6,427,766
  |  46

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund (continued)
Total Other Financial Instruments	$19,708,372	$6,427,766	$ —	$26,136,138
Franklin Mutual European Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$—	$21,210,602	$—	$21,210,602
Auto Components	—	42,169,236	—	42,169,236
Automobiles	—	25,549,299	—	25,549,299
Banks	—	88,968,036	—	88,968,036
Beverages	—	18,382,199	—	18,382,199
Chemicals	—	37,309,942	—	37,309,942
Commercial Services & Supplies	—	9,250,605	—	9,250,605
Construction Materials	—	47,898,635	—	47,898,635
Diversified Financial Services	—	5,892,775	—	5,892,775
Diversified Telecommunication Services	33,866,071	3,929,679	—	37,795,750
Health Care Providers & Services	—	13,707,429	—	13,707,429
Hotels, Restaurants & Leisure	—	22,415,678	—	22,415,678
Household Durables	—	10,355,513	—	10,355,513
Household Products	—	21,112,647	—	21,112,647
Industrial Conglomerates	—	12,007,187	—	12,007,187
Insurance	—	68,806,596	—	68,806,596
Machinery	—	42,394,044	—	42,394,044
Oil, Gas & Consumable Fuels	—	63,714,648	—	63,714,648
Pharmaceuticals	—	57,863,883	—	57,863,883
Software	—	18,305,592	—	18,305,592
Specialty Retail	—	16,650,785	—	16,650,785
Textiles, Apparel & Luxury Goods	—	14,314,181	—	14,314,181
Tobacco	—	23,163,579	—	23,163,579
Trading Companies & Distributors	—	38,480,679	—	38,480,679
Wireless Telecommunication Services	—	18,026,630	—	18,026,630
All Other Equity Investments	7,656,763	—	—[c]	7,656,763
Short Term Investments	5,918,188	9,900,000	—	15,818,188
Total Investments in Securities	$47,441,022	$751,780,079	$ —	$799,221,101
Other Financial Instruments:
Futures Contracts	$11,394,492	$—	$—	$11,394,492
Forward Exchange Contracts	—	20,720,114	—	20,720,114
Total Other Financial Instruments	$11,394,492	$20,720,114	$ —	$32,114,606
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$9,788,345	$—	$9,788,345
  |  47

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Banks	$43,235,951	$53,236,936	$—	$96,472,887
Capital Markets	2,078,072	14,022,936	—	16,101,008
Diversified Financial Services	13,063,182	3,859,222	—	16,922,404
Household Durables	—	4,944,118	—	4,944,118
Insurance	59,834,736	37,073,857	—	96,908,593
Real Estate Management & Development	5,148,970	112,443	—	5,261,413
Thrifts & Mortgage Finance	—	1,536,510	—	1,536,510
All Other Equity Investments	13,372,375	—	—	13,372,375
Short Term Investments	2,999,673	11,400,000	—	14,399,673
Total Investments in Securities	$139,732,959	$126,186,022	$ —	$265,918,981
Other Financial Instruments:
Futures Contracts	$930,301	$—	$—	$930,301
Forward Exchange Contracts	—	3,372,202	—	3,372,202
Total Other Financial Instruments	$930,301	$3,372,202	$ —	$4,302,503
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,434,899	$—	$2,434,899
  |  48

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$—	$140,072,592	$—	$140,072,592
Auto Components	—	1,129,887	71,977	1,201,864
Automobiles	111,190,705	219,341,459	—	330,532,164
Banks	565,202,856	220,444,963	—	785,647,819
Beverages	—	17,666,145	—	17,666,145
Capital Markets	61,804,512	203,865,784	—	265,670,296
Chemicals	—	227,740,884	—	227,740,884
Construction Materials	—	135,910,542	—	135,910,542
Diversified Financial Services	146,568,841	34,072,770	—	180,641,611
Diversified Telecommunication Services	—	55,321,722	—	55,321,722
Hotels, Restaurants & Leisure	—	155,820,600	—	155,820,600
Household Durables	—	1,037,242	—	1,037,242
Insurance	554,041,544	282,856,229	—	836,897,773
Machinery	—	74,831,947	—	74,831,947
Media	269,890,666	—	276,066	270,166,732
Oil, Gas & Consumable Fuels	582,975,443	326,182,726	—	909,158,169
Pharmaceuticals	988,768,686	378,836,187	—	1,367,604,873
Specialty Retail	—	35,022,280	—	35,022,280
Textiles, Apparel & Luxury Goods	—	82,121,167	—	82,121,167
Tobacco	175,298,895	199,577,469	—	374,876,364
Trading Companies & Distributors	—	750,410	—	750,410
Wireless Telecommunication Services	—	75,115,527	—	75,115,527
All Other Equity Investments	3,095,764,166	—	—	3,095,764,166
Corporate Bonds	—	21,070,645	—	21,070,645
Corporate Notes in Reorganization	—	67,420,014	—	67,420,014
Companies in Liquidation	—	—	78,279[c]	78,279
Short Term Investments	299,955,086	45,100,000	—	345,055,086
Total Investments in Securities	$6,851,461,400	$3,001,309,191	$426,322	$9,853,196,913
Other Financial Instruments:
Futures Contracts	$30,373,866	$—	$—	$30,373,866
Forward Exchange Contracts	—	65,163,111	—	65,163,111
Total Other Financial Instruments	$30,373,866	$65,163,111	$ —	$95,536,977
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$48,812,419	$—	$—	$48,812,419
Forward Exchange Contracts	—	21,966,631	—	21,966,631
Total Other Financial Instruments	$48,812,419	$21,966,631	$ —	$70,779,050
  |  49

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$28,333,655	$25,048,557	$—	$53,382,212
Auto Components	—	2,059,615	48,023	2,107,638
Banks	3,979,020	8,646,327	—	12,625,347
Chemicals	13,851,090	14,401,595	—	28,252,685
Communications Equipment	—	—	134,703,189	134,703,189
Diversified Financial Services	63,176,332	18,136,039	—	81,312,371
Insurance	106,352,926	125,349,865	—	231,702,791
Media	153,418,990	—	668,520	154,087,510
Oil, Gas & Consumable Fuels	114,562,042	65,798,755	—	180,360,797
Pharmaceuticals	147,910,131	6,019,132	—	153,929,263
Specialty Retail	70,020,132	—	15,659,336[c]	85,679,468
Tobacco	49,077,837	165,476,410	—	214,554,247
Wireless Telecommunication Services	—	38,648,929	—	38,648,929
All Other Equity Investments	396,185,306	—	—[c]	396,185,306
Corporate Bonds, Notes and Senior Floating Rate Interests	—	296,570,019	54,638,943	351,208,962
Corporate Notes in Reorganization	—	37,206,112	—	37,206,112
Companies in Liquidation	—	—	57,296[c]	57,296
Options Purchased	146,900	—	—	146,900
Short Term Investments	479,940,991	443,300,000	—	923,240,991
Total Investments in Securities	$1,626,955,352	$1,246,661,355	$205,775,307	$3,079,392,014
Other Financial Instruments:
Futures Contracts	$3,322,512	$—	$—	$3,322,512
Forward Exchange Contracts	—	21,345,081	—	21,345,081
Total Other Financial Instruments	$3,322,512	$21,345,081	$ —	$24,667,593
Liabilities:
Other Financial Instruments:
Options Written	$7,242,380	$3,053,009	$—	$10,295,389
Securities Sold Short[a]	30,309,137	—	—	30,309,137
Forward Exchange Contracts	—	5,633,594	—	5,633,594
Total Other Financial Instruments	$37,551,517	$8,686,603	$ —	$46,238,120
  |  50

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Aerospace & Defense	$100,525,439	$100,110,154	$—	$200,635,593
Auto Components	—	—	136,340	136,340
Beverages	—	5,626,557	—	5,626,557
Capital Markets	—	68,623,608	—	68,623,608
Diversified Telecommunication Services	—	23,935,626	—	23,935,626
Machinery	—	51,480,169	—	51,480,169
Media	487,171,103	—	218,721	487,389,824
Oil, Gas & Consumable Fuels	264,086,471	176,508,035	—	440,594,506
Pharmaceuticals	822,178,234	187,152,788	—	1,009,331,022
Specialty Retail	—	—	16,463,368[c]	16,463,368
Tobacco	126,949,995	128,276,708	—	255,226,703
Wireless Telecommunication Services	—	42,460,617	—	42,460,617
All Other Equity Investments	4,481,164,645	—	—	4,481,164,645
Corporate Bonds, Notes and Senior Floating Rate Interests	—	227,529,935	66,665,273	294,195,208
Corporate Notes in Reorganization	—	41,318,682	—	41,318,682
Companies in Liquidation	—	—	106,797[c]	106,797
Short Term Investments	204,995,731	143,008,684	—	348,004,415
Total Investments in Securities	$6,487,071,618	$1,196,031,563	$83,590,499	$7,766,693,680
Other Financial Instruments:
Futures Contracts	$6,258,764	$—	$—	$6,258,764
Forward Exchange Contracts	—	25,668,523	—	25,668,523
Total Other Financial Instruments	$6,258,764	$25,668,523	$ —	$31,927,287
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$46,361,539	$—	$—	$46,361,539
Forward Exchange Contracts	—	5,004,982	—	5,004,982
Total Other Financial Instruments	$46,361,539	$5,004,982	$ —	$51,366,521

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2020.
  |  51

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliations for the three months ended March 31, 2020, are as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$ 92,503	$ —	$ —	$ —	$ —	$ —	$—	$ (44,480)	$ 48,023	$ (44,480)
Communications Equipment	152,057,986	—	—	—	—	—	—	(17,354,797)	134,703,189	(17,354,797)
Media	472,147	—	—	—	—	—	—	196,373	668,520	196,373
Specialty Retail	26,506,829[d]	—	—	—	—	—	—	(10,847,493)	15,659,336[d]	(10,847,493)
Corporate Bonds, Notes and Senior Floating Rate Interests	—	—	—	61,001,012	—	433,921	—	(6,795,990)	54,638,943	(6,795,990)
Companies in Liquidation	57,296[d]	—	—	—	—	—	—	—	57,296[d]	—
Total Investments in Securities	$ 179,186,761	$ —	$ —	$ 61,001,012	$ —	$433,921	$—	$ (34,846,387)	$ 205,775,307	$(34,846,387)
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$262,624	$—	$—	$—	$—	$—	$—	$(126,284)	$136,340	$(126,284)
Media	505,662	—	—	—	—	—	—	(286,941)	218,721	$ (286,941)
Specialty Retail	27,867,828[d]	—	—	—	—	—	—	(11,404,460)	16,463,368[d]	(11,404,460)
Corporate Bonds, Notes and Senior Floating Rate Interests	—	—	—	74,427,668	—	837,733	—	(8,600,128)	66,665,273	(8,600,128)
Companies in Liquidation	106,797[d]	—	—	—		—		—	106,797[d]	—
Total Investments in Securities	$ 28,742,911	$ —	$ —	$ 74,427,668	$ —	$837,733	$—	$ (20,417,813)	$ 83,590,499	$ (20,417,813)
aTransferred into Level 3 as a result of the unavailability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks as well as other equity interests.
dIncludes securities determined to have no value.
  |  52

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Communications Equipment	$ 134,703,189	Market transaction	Transaction price weighting	50%	Increase[b]
		Market comparables	EV / EBITDA multiple	4.2x	Increase[c]
Specialty Retail	15,659,336	Market comparables	Discount for lack of marketability	32%	Decrease[b]
			EV / EBITDA multiple	7.8x - 8.1x	Increase[d]
			EV/Revenue multiple	0.3x	Increase[d]
Corporate Bonds, Notes and Senior Floating Rate Interests	54,638,943	Comparable bond	Yield spread	$ 11	Increase[b]
All Other Investments[e]	773,839[f]
Total	$205,775,307
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:
Specialty Retail	$ 16,463,368	Market comparables	Discount for lack of marketability	32%	Decrease[d]
			EV / EBITDA multiple	7.8x - 8.1x	Increase[d]
			EV/Revenue multiple	0.3x	Increase[d]
Corporate Bonds, Notes and Senior Floating Rate Interests	66,665,273	Comparable bond	Yield spread	$ 11	Increase[d]
All Other Investments[e]	461,858[f]
Total	$ 83,590,499
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to net assets but not fair value.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at March 31, 2020.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  53

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Abbreviations
Counterparty
BOFA	Bank of America Corp.
BONY	The Bank of New York Mellon Corp.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG
Currency
EUR	Euro
GBP	British Pound
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
LIBOR	London InterBank Offered Rate
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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